UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

(800) 915-6566

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guinness Atkinson Alternative Energy Fund GAAEX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$59	1.10%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Alternative Energy Fund produced a total return of 14.96% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to the following.

Whilst the majority of our top performers have benefitted from improving data centre spending in the first half of the year, we are encouraged by strength across a range of sectors. Chip makers, electrical equipment manufacturers, and building product names are discussed as follows:

  Our power electronics names (Infineon, NXP, Amphenol, Sensata) performed well on account of substantial growth in their AI data centre offerings and order intake, supplemented by recovering automotive and industrial end markets. Over the reporting period, Infineon performed strongly as investors responded positively to growth in its AI and data centre business and improving demand trends in its end markets.

  The electrical infrastructure companies all performed well, driven by an acceleration in global electrification activity, grid spending and, in select cases (such as Schneider & Legrand), exposure to the data centre sub-sector. Top contributor Prysmian saw a data centre driven recovery in its telecom fibre business as well as announcing three contract awards for large subsea high voltage cables.

  Buildings names demonstrated resilience in the half, in spite of new build activity in the US and Europe remaining subdued. Trane Technologies continued to demonstrate strong order intake for its efficient commercial cooling solutions in the US, while Owens Corning rallied sharply after receiving a $10bn takeover offer from fellow portfolio holding Carlisle to create a one stop shop for commercial and residential roofing and insulation products.

  Poorer contributors covered various themes and end markets. Chinese clean energy names (Canadian Solar, Xinyi Solar, China Longyuan) continue to suffer the aftereffects of China's transition from fixed feed-in tariffs to market pricing mechanisms for renewables, putting downward pressure on generator margins and reducing demand for equipment. AECOM, (added in April) has performed poorly year-to-date, in spite of record margins and strong bookings on fears that its use of AI tools might interfere with its current business model based on billable hours.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	14.96%	29.85%	2.31%	10.81%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/alternative-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$20,990,647
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	8%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.20%
Iberdrola SA	4.90%
Eaton Corp PLC	4.50%
Schneider Electric SE	4.40%
Hubbell Inc	4.40%
Prysmian SpA	4.30%
Trane Technologies PLC	4.30%
Infineon Technologies AG	4.30%
Siemens AG	4.30%
Legrand SA	4.30%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Asia Focus Fund IASMX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$105	1.99%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Asia Focus Fund produced a total return of 13.53% vs the MSCI AC Asia Pacific ex Japan Index (net return) of 23.93%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Positive contributions from select stocks in Tech sector including Applied Material, Elite Material and Largan Precision.

  Underweight to Financials provided positive relative contributions.

  Positive stock selection in Communication Services.

  Positive contributions from zero-weights in Materials, Energy, Industrials and Utilities.

Areas which detracted from the Fund's performance were:

  Underweight to AI beneficiaries: We do not hold Samsung Electronics. We added SK Hynix to the Fund in the second quarter, but it is held at an underweight (3%) to the benchmark due to our equal weight strategy. TSCM is also held at an underweight (10%). In the second quarter, these three names alone contributed over 78% of the benchmark's total returns.

  Overweight to China where weaker domestic confidence continues to drag.

  Underweight to Korea, where AI Capex supercycle is driving strength in Samsung and SK Hynix.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	13.53%	28.65%	1.28%	8.10%
MSCI AC Asia Pacific ex Japan Index (Net Return)	23.93%	40.75%	7.32%	10.56%
MSCI AC Far East ex Japan Index (Net Return)	33.82%	61.07%	8.17%	11.43%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

As of May 1, 2026, the Fund's primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund's investment objectives, policies or strategies.

For the most recent performance information, visit https://www.gafunds.com/our-funds/asia-focus-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$11,957,685
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	11%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Samsung Electronics Co Ltd	9.20%
Elite Material Co Ltd	7.30%
Taiwan Semiconductor Manufacturing Co Ltd	6.50%
Applied Materials Inc	5.60%
Largan Precision Co Ltd	4.10%
DBS Group Holdings	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.60%
HDFC Bank Ltd	3.50%
Broadcom Inc	3.20%
Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	18.00%
Electronic Component Miscellaneous	7.30%
Semiconductor Components - Integrated Circuits	6.50%
E-Commerce/Services	5.30%
Photo Equipment & Supplies	4.10%
Commercial Banks	4.10%
Auto/Truck Parts & Equipment	4.00%
Entertainment Software	3.60%
Banks	3.50%
Machinery - General Industries	3.10%
Machinery - Industrial Machinery	3.00%
Machinery	3.00%
Internet Application Software	3.00%
Auto - Cars/Light Trucks	3.00%
Insurance	2.70%
Metal Processors & Fabricators	2.50%
Food - Dairy Products	2.50%
Machinery - Construction & Mining	2.40%
MRI/Medical Diagnostic Imaging	2.30%
Medical Products	2.30%
E-Commerce/Products	2.30%
Rental Auto/Equipment	2.20%
Personal Care Products	2.20%
Internet & Direct Marketing Retail	2.20%
Textile - Apparel	1.90%
Pharmaceuticals	1.80%
Travel Services	0.10%
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson China & Hong Kong Fund ICHKX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$86	1.83%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson China & Hong Kong Fund produced a total return of -10.95% vs the MSCI China Index (net return) of -14.97%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's relative performance were:

  The structural underweight to Tencent and Alibaba. The Fund is run on an equally weighted basis and so each position has a neutral weight of 3.3%. As Tencent and Alibaba underperformed, the structural underweight position benefited the Fund in relative terms.

  A combination of the overweight in Industrials and stock selection, driven by Weichai Power.

  The underweight to Materials which underperformed.

Areas which detracted from the Fund's relative performance were:

  The underweight in Information Technology, which significantly outperformed.

  The underweight to Financials which outperformed, as well as stock selection driven by China Merchants Bank, AIA Group and Hong Kong Exchanges and Clearing.

  Stock selection in Healthcare, driven by Sino Biopharmaceutical.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	-10.95%	2.82%	-7.69%	2.92%
MSCI China Index (Net Return)	-14.97%	-4.94%	-6.62%	4.34%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/china-hong-kong-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$22,635,040
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	3%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hongfa Technology Co Ltd	4.90%
Hangzhou First Applied Materials	4.40%
Tencent Holdings Ltd	4.30%
Midea Group Co Ltd	4.10%
Weichai Power Co Ltd - H Shares	4.00%
NetEase Inc - ADR	3.80%
Inner Mongolia Yili - A Shares	3.70%
AIA Group Ltd	3.70%
Baidu Inc	3.60%
Shenzhen Inovance Technology Co Ltd.	3.60%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Energy Fund GAGEX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$80	1.46%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Energy Fund produced a total return of 20.61% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the Global Energy Fund over the period, stronger performers included:

  European mid-cap integrateds: Repsol, GALP, Eni and OMV were among the strongest contributors during the first phase of the Iran conflict, helped by higher Brent-linked earnings and elevated refining margins.

  Oil services: Baker Hughes, Schlumberger and Halliburton performed well, supported at different points by expectations of higher service activity outside the Middle East, a rebuilding of damaged Gulf based oil & gas facilities, plus growth of LNG demand.

  Canadian integrateds and oil sands: Canadian Natural Resources, Suncor, Cenovus and Imperial Oil benefited from stronger oil prices and a renewed appreciation of secure, non-Middle Eastern supply.US refining: Valero and refining-linked parts of the majors (e.g. Exxon) were supported by tight product markets and the increasing importance of refinery flexibility as crude flows altered.

Sectors in the portfolio that were relatively weaker over the period included:

  Emerging market oils: PetroChina and Sinopec lagged over the period as Chinese government caps on refined product prices resulted in lower profitability for the Chinese majors versus Western peers.

  North American midstream: Enbridge, Kinder Morgan and TC Energy performed respectably in absolute terms, but with lower operating leverage to rising oil and gas prices than upstream focused companies, were relative underperformers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	20.61%	33.87%	15.53%	6.02%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%
MSCI World Energy Index (Net Return)	18.51%	28.45%	16.92%	7.83%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-energy-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$12,555,018
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	15%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Exxon Mobil Corp	5.30%
Valero Energy Corp	5.20%
TotalEnergies SE	4.60%
Chevron Corp	4.60%
BP PLC	4.40%
Shell PLC	4.30%
ConocoPhillips	4.20%
Repsol SA	3.80%
Canadian Natural Resources Ltd	3.80%
Cenovus Energy Inc	3.70%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Innovators Fund Investor Class/IWIRX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$64	1.24%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Innovators Fund – Investor Class produced a total return of 7.19% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The Fund benefitted from its overweight position to the Information Technology sector as it outperformed the broader index (+21.6% vs +9.7% in USD). This was supported by positive stock selection within the sector as Fund holdings including Applied Materials (+181.8% in USD), KLA (+148.8%), and Lam Research (+153.5%) delivered robust returns above the MSCI World Information Technology sector.

  From an asset allocation perspective, the Fund's overweight position to Communication Services was a drag as the sector underperformed the wider benchmark (-0.2% vs +9.7%). Further, Fund holding Netflix (-23.8%) disappointed by not raising their full year guidance. This created a stock selection headwind, despite the company recently printing a solid set of quarterly results.

  The Fund saw a tailwind from a zero-weight allocation to some of the benchmark's weaker sectors including Utilities (+8.9%), Real Estate (+6.6%), and Materials (+9.3%). The headwind faced in the first quarter from having no exposure to Energy partially reversed in the second quarter, with investors rotating away from the sector as progress was made towards de-escalating the US-Iran conflict that has affected energy supplies.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	7.19%	16.83%	9.91%	15.71%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$197,426,314
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	15%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Global Innovators Fund Institutional Class/GINNX Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$51	0.99%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Global Innovators Fund – Institutional Class produced a total return of 7.33% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The Fund benefitted from its overweight position to the Information Technology sector as it outperformed the broader index (+21.6% vs +9.7% in USD). This was supported by positive stock selection within the sector as Fund holdings including Applied Materials (+181.8% in USD), KLA (+148.8%), and Lam Research (+153.5%) delivered robust returns above the MSCI World Information Technology sector.

  From an asset allocation perspective, the Fund's overweight position to Communication Services was a drag as the sector underperformed the wider benchmark (-0.2% vs +9.7%). Further, Fund holding Netflix (-23.8%) disappointed by not raising their full year guidance. This created a stock selection headwind, despite the company recently printing a solid set of quarterly results.

  The Fund saw a tailwind from a zero-weight allocation to some of the benchmark's weaker sectors including Utilities (+8.9%), Real Estate (+6.6%), and Materials (+9.3%). The headwind faced in the first quarter from having no exposure to Energy partially reversed in the second quarter, with investors rotating away from the sector as progress was made towards de-escalating the US-Iran conflict that has affected energy supplies.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	7.33%	17.12%	10.18%	16.00%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$197,426,314
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	15%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp	5.00%
Applied Materials Inc	4.80%
Lam Research Corp	4.50%
Advanced Micro Devices Inc	4.20%
Taiwan Semiconductor Manufacturing Co Ltd	4.00%
ABB Ltd	3.70%
Broadcom Inc	3.70%
Amphenol Corp	3.70%
Alphabet Inc - A Shares	3.60%
Amazon.com Inc	3.60%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Asia Pacific Dividend Builder ETF Listed on NYSE Arca: ADIV Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Pacific Dividend Builder ETF	$39	0.78%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Asia Pacific Dividend Builder ETF produced a total return of 3.92% vs the MSCI AC Asia Pacific ex Japan Index (net return) of 23.93%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Positive contributions from Elite Material, Largan Precision and Novatek. Microelectronics in the Tech sector, all benefitting from the continued interest in AI.

  Communication Services, both from our relative underweight, as well as positive stock. selection (namely not holding Alibaba or Tencent).

  Zero-weights in Materials, Energy and Industrials.

  Underweight in India, where we only hold one name (Tech Mahindra).

  Stock Selection in Hong Kong, again from not holding Alibaba or Tencent.

Areas which detracted from the Fund's performance were:

  Zero-weight and underweight to AI beneficiaries: Samsung Electronics and SK hynix do not sit within the Fund's investable universe, TSCM is held at an underweight (our equal weight strategy means we are c10% underweight the benchmark). In the first half of this year, these three names contributed over 78% of the benchmark's total returns.

  Overweight to China where weaker domestic confidence continues to drag.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	3.92%	9.79%	6.00%	9.10%
MSCI AC Asia Pacific ex Japan Index (Net Return)	23.93%	40.75%	7.32%	10.56%
MSCI AC Pacific ex Japan Index (Net Return)	29.98%	52.27%	8.03%	11.00%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

As of May 1, 2026, the Fund's primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund's investment objectives, policies or strategies.

For the most recent performance information, visit https://www.gafunds.com/our-funds/adiv/.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$53,555,943
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	10%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	4.60%
Elite Material Co Ltd	3.90%
Novatek Microelectronics Corp	3.60%
BOC Hong Kong Holdings Ltd	3.50%
NetEase Inc - ADR	3.40%
DBS Group Holdings	3.30%
Industrial & Commercial Bank of China Ltd - H Shares	3.20%
China Construction Bank Corp - H Shares	3.10%
Broadcom Inc	3.00%
Nien Made Enterprise Co	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Financial	39.30%
Technology	19.50%
Consumer, Cyclical	15.50%
Industrial	11.40%
Consumer, Non-cyclical	9.80%
Utilities	2.00%
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/adiv/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Dividend Builder ETF Listed on NYSE Arca: DIVS Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Dividend Builder ETF	$25	0.49%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Dividend Builder ETF produced a total return of 7.11% vs the MSCI World Index (net return) of 9.69%.

Fund performance can be attributed to:

  The large overweight allocation to Consumer Staples (6.3%, USD) was a headwind to relative performance since the sector underperformed the market, whilst the Fund's underweight allocation to Communication Services (-0.1%, USD) and Consumer Discretionary (-2.8%, USD) was a positive tailwind.

  Although the Fund's underweight allocation to Information Technology (21.7%, USD) was a detractor to the Fund's relative performance, stock selection more than offset the negative allocation effect. More specifically, Cisco (54.1%, USD), TSMC (57.9%, USD) and Texas Instruments (73.8%, USD) performed strongly over the first half of the year as the holdings benefited from rampant demand towards data centre components.

  Although the Fund's overweight allocation to Health Care (2.2%, USD) was a headwind to performance, positive stock selection thanks to Johnson and Johnson (24.1%, USD) and AbbVie (11.9%, USD) reduced much of the negative allocation effect.

  The Fund's overweight allocation to Industrials was a tailwind to the Fund's relative performance, with particularly strong performance from ABB (42.2%, USD) and Eaton (33%, USD).

  The Fund's zero allocation to Utilities, Materials, and Real Estate, acted as a marginal tailwind to relative Fund performance, whereas the Fund's zero allocation to Energy (19.0%, USD) was a strong headwind to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF	7.11%	9.82%	9.28%	11.49%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.13%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/divs/.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$38,465,820
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	10%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Cisco Systems Inc	4.30%
Texas Instruments Inc	4.10%
Taiwan Semiconductor Manufacturing Co Ltd	3.60%
Broadcom Inc	3.40%
Eaton Corp PLC	3.30%
ABB Ltd	3.30%
AbbVie Inc	3.30%
Publicis Groupe SA	3.20%
The Coca-Cola Co - ADR	3.00%
Johnson & Johnson	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	36.60%
Industrial	22.00%
Technology	16.70%
Financial	12.90%
Communications	7.50%
Consumer, Cyclical	2.40%
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/divs/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson International Dividend Builder ETF Listed on NYSE Arca: GAID Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson International Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson International Dividend Builder ETF	$23	0.46%
What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$369,448
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	4%

What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Changes

The Fund liquidated on June 30, 2026.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gaid/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Real Assets Income ETF Listed on NYSE Arca: GARA Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Real Assets Income ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Real Assets Income ETF	$23	0.45%
How did the Fund perform during the reporting period?

In the first half of 2026, the Guinness Atkinson Real Assets Income ETF produced a total return of 10.18% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Stock selection in Utilities, driven by Elia Group, American Electric Power, Alliant Energy and Iberdrola. These companies benefited from increasing electricity demand, the need for further investment in power grids and the defensive nature of their regulated earnings.

  Stock selection in Real Estate, led by Equinix, Digital Realty, Welltower and Ventas. Data-centre REITs benefited from continued spending on AI infrastructure, while US senior-housing REITs continued to benefit from strong demand and limited new supply. The Fund's lower exposure to telecommunications towers was also helpful, as tower REITs were relatively weak over the period.

  Infratil: Infratil was a strong contributor after its portfolio company, CDC, announced a 555MW, 30-year Australian data-centre contract with a leading US hyperscaler. The contract increased CDC's contracted capacity to more than 1GW and demonstrated the scale of demand for data-centre infrastructure

Areas which detracted from the Fund's relative performance were:

  The underweight to Energy: Energy was the strongest area of the benchmark over the first half, helped by higher oil prices following the conflict in the Middle East. The Fund's lower exposure to energy infrastructure therefore detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	Since Inception (12/19/2025)
Guinness Atkinson Real Assets Income ETF	10.18%	11.59%
MSCI World Index (Net Return)	9.69%	10.14%
MSCI World Core Infrastructure Index (Net Return)	9.00%	10.28%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/gara/.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$411,611
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	6%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Infratil Ltd	3.60%
Elia Group SA/NV	3.40%
Welltower Inc	3.30%
Equinix Inc	3.30%
Ventas Inc	3.30%
Iberdrola SA	3.10%
Union Pacific Corp	3.00%
3i Infrastructure PLC	3.00%
American Electric Power Co Inc	2.90%
Greencoat UK Wind PLC/Funds	2.90%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gara/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson US Dividend Builder ETF Listed on NYSE Arca: GAUD Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson US Dividend Builder ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson US Dividend Builder ETF	$17	0.35%
What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$244,017
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	1%

What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Changes

The Fund liquidated on June 30, 2026.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/gaud/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Smart Transportation & Technology ETF Listed on NYSE Arca: MOTO Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Smart Transportation & Technology ETF	$37	0.68%
How did the Fund perform during the reporting period?

In 1H 2026, the Guinness Atkinson Smart Transportation & Technology ETF produced a total return of 21.04% vs the MSCI World Index (net return) of 9.69%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Electronics (38.9% exposure) was the strongest category over the period, delivering an average return of +50.2% over the period. Equipment (34.0% exposure) was the second strongest category, returning +15.0% on average in the first half of the year. The weakest category was EV manufacturers (17.6% exposure), where the average company delivered -7.6% over the period.

  Within the Electronics category, Power Integrations (+137.3%), Renesas Electronics (+115.9%), and Infineon (+112.4%) were notable performers. All three benefited from robust growth in AI data centre spending and increasing confidence in the durability of this investment cycle. All three companies also benefited from a cyclical recovery in auto and industrial end markets.

  Within Equipment, we hold a 55.3% weighting to Components, a 34.9% weighting to Autonomous, and a 9.8% weighting to Batteries. The average Components name returned +4.2%, the average Autonomous position delivered +8.0%, and the average Batteries name returned +24.3% in the period. Within Equipment, the Batteries subsegment was boosted by strong performance from Samsung SDI, who benefitted from improving demand visibility across ESS in the US and robust EV demand in Europe. The company has also been bolstered by reports of potential collaboration with Hyundai Motor Group on solid-state batteries for early-stage robotics applications, building on an existing partnership in next generation battery technologies.

  The Fund's three top performers were Power Integrations (+137.3%), Renesas Electronics (+115.9%), and Infineon (+112.4%). As described above, all 3 names benefitted from robust growth in data centre spending and increased confidence in the durability of this investment cycle, as well as a cyclical recovery in auto and industrial end markets.

  The Fund's three weakest performers were Volkswagen (-29.8%), Mercedes Benz (-24.3%) and BYD (-24.2%). Shares in Volkswagen have weakened in recent months as investors have become increasingly concerned about the European macroeconomic outlook. Higher energy prices, rising interest rates and stagflation risks following the conflict in Iran have weighed on expectations for consumer demand, particularly for discretionary purchases such as new vehicles. Share price performance also reflects concerns around intensifying Chinese competition, the company's ongoing restructuring efforts and broader trade uncertainty.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	21.04%	39.57%	9.09%	17.31%
MSCI World Index (Net Return)	9.69%	21.34%	11.47%	13.77%

The data presented represents past performance and cannot be used to predict future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of Fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/moto/.

What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$9,717,418
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	0%

What did the Fund invest in?
(as of June 30, 2026)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	6.00%
Infineon Technologies AG	5.60%
Quanta Services Inc	5.50%
Amphenol Corp	4.70%
Analog Devices Inc	4.20%
Alphabet Inc	4.00%
NVIDIA Corp	3.90%
Eaton Corp PLC	3.90%
Renesas Electronics Corp	3.90%
Siemens AG	3.50%
Geographic Breakdown (% of net assets)
Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/moto/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

Guinness Atkinson Sustainable Energy ETF Listed on NYSE Arca: SOLR Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Guinness Atkinson Sustainable Energy ETF ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Sustainable Energy ETF	$42	0.79%
What are some key Fund statistics?
(as of June 30, 2026)
Net Assets ($)	$4,555,362
Number of Portfolio Holdings	0
Portfolio Turnover Rate (%)	9%

What did the Fund invest in?
(as of June 30, 2026)

The Fund held no portfolio investments as of June 30, 2026. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

Material Fund Changes

The Fund liquidated on June 30, 2026.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/solr/. You can also request this information by contacting us at (866) 307-5990.

To reduce expenses, only one copy of the Fund's prospectus and each annual and semi-annual report will be sent to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 307-5990 (or contact your financial institution). You will be sent individual copies thirty days after your request is received.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GUINNESS ATKINSON FUNDS

Semi-Annual Financials
& Other Information

June 30, 2026

Guinness Atkinson™ Funds

June 30, 2026

TABLE OF CONTENTS

Financial Statements and Financial Highlights
Schedule of Investments
Alternative Energy Fund	3
Asia Focus Fund	5
China & Hong Kong Fund	7
Global Energy Fund	9
Global Innovators Fund	11
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Guinness Atkinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 97.4%	Value
	Electrification: 21.0%
6,152	Amphenol Corp.	$1,084,721
7,905	Aptiv PLC*	485,209
9,613	Infineon Technologies AG	900,928
1,918	LG Chem Ltd.	351,134
2,646	NXP Semiconductors NV	743,605
15,646	Sensata Technologies Holding	746,940
2,523	Versigent PLC	105,991
		4,418,528
	Energy Efficiency: 22.0%
6,764	AECOM	472,127
11,084	Ameresco*	305,918
29,199	Atlas Copco AB	590,987
1,402	Carlisle Cos Inc.	508,576
21,690	Johnson Matthey PLC	544,449
3,726	Owens Corning	592,285
12,182	Spie SA	703,143
1,836	Trane Technologies PLC	901,770
		4,619,255
	Renewable Energy Generation: 17.4%
606,000	China Longyuan Power Group Corp. - H Shares	387,267
41,027	Iberdrola SA	1,021,764
9,728	Nextera Energy Inc.	853,827
6,060	Ormat Technologies Inc.	659,934
22,598	SSE PLC	731,265
		3,654,057
	Renewable Equipment Manufacturing: 37.0%
17,848	Canadian Solar Inc.*	285,925
2,231	Eaton Corp PLC	950,674
3,830	Enphase Energy Inc.*	188,589
2,778	First Solar Inc.*	655,497
1,755	Hubbell Inc.	918,216
5,508	Itron Inc.*	476,607
5,278	Legrand SA	893,445
5,449	Prysmian SpA	910,545
2,824	Schneider Electric SE	924,259
2,787	Siemens AG	895,999

3

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 97.4%	Value
17,043	Vestas Wind Systems A/S	$482,152
690,200	Xinyi Solar Holdings Ltd.	182,000
		7,763,908

	Total Common Stock	20,455,748
	(cost $18,796,786)

	Total Investments in Securities	20,455,748
	(cost $18,796,786): 97.4%

	Other Assets in Excess of Liabilities: 2.6%	534,899

	Net Assets: 100.0%	$20,990,647

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

4

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Australia: 2.4%
34,519	Corporate Travel Management Ltd.*,1	$12,905
19,149	Sonic Healthcare Ltd.	275,441
		288,346
	China: 50.4%
22,600	Alibaba Group Holding Ltd.	270,677
3,039	Baidu Inc. - ADR*	347,327
207,000	China Medical System Holdings Ltd.	271,464
164,000	Geely Automobile Holdings Ltd.	353,929
111,000	Haitian International Holdings Ltd.	266,096
83,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	294,457
11,260	JD.com Inc. - ADR	286,905
30,000	Meituan - B Shares*,2	263,553
111,909	NARI Technology Co., Ltd. - A Shares	377,178
3,400	NetEase Inc. - ADR	435,676
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	320,654
29,900	Proya Cosmetics Co., Ltd.	263,866
113,000	Sany Heavy Industry Co., Ltd. - A Shares	288,220
51,745	Shandong Himile Mechanical Science & Technology Co., Ltd.	356,265
37,100	Shenzhen Inovance Technology Co., Ltd.	363,955
44,600	Shenzhou International	225,277
377,000	Sino Biopharmaceutical Ltd.	213,070
6,400	Tencent Holdings Ltd.	354,245
108,000	Weichai Power Co., Ltd. - H Shares	473,018
		6,025,832
	India: 3.5%
16,217	HDFC Bank Ltd. - ADR	418,885

	Singapore: 4.1%
9,618	DBS Group Holdings Ltd.	487,151

	South Korea: 9.2%
4,978	Samsung Electronics Co., Ltd.	1,102,296

	Taiwan: 20.5%
5,050	Elite Material Co., Ltd.	873,173
3,600	Largan Precision Co., Ltd.	488,968
48,000	Shin Zu Shing Co., Ltd.	304,205
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	778,960
		2,445,306

5

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	United States: 8.8%
934	Applied Materials Inc.	$675,282
1,003	Broadcom Inc.	378,884
		1,054,166

	Total Common Stocks	11,821,982
	(cost $8,212,563)

	Total Investments in Securities	11,821,982
	(cost $8,212,563): 98.9%

	Other Assets in Excess of Liabilities: 1.1%	135,703

	Net Assets: 100.0%	$11,957,685

*	Non-income producing security.

ADR - American Depository Receipt

[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

6

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Appliances: 11.0%
292,600	Haier Smart Home Co., Ltd. - H Shares	$748,674
84,200	Midea Group Co., Ltd.	936,907
137,509	Zhejiang Supor Cookware - A Shares	802,269
		2,487,850
	Application Software: 2.7%
597,000	TravelSky Technology Ltd.	616,942

	Auto/Cars - Light Trucks: 3.5%
363,000	Geely Automobile Holdings Ltd.	783,391

	Auto/Trucks Parts & Equipment: 4.0%
204,480	Weichai Power Co., Ltd. - H Shares	895,581

	Automobiles: 2.8%
67,400	BYD Co. Ltd.	625,098

	Commercial Banks: 3.4%
134,500	China Merchants Bank Co., Ltd. - H Shares	772,561

	E-Commerce/Services: 6.5%
24,500	Alibaba Group Holding Ltd.	293,432
4,201	Alibaba Group Holding Ltd. - ADR	403,212
19,202	JD.com Inc.	244,842
21,178	JD.com Inc. - ADR	539,615
		1,481,101
	Electrical Equipment: 4.9%
217,758	Hongfa Technology Co., Ltd.	1,109,523

	Energy-Alternate: 4.4%
399,770	Hangzhou First Applied Materials Co., Ltd.	990,245

	Finance: 3.2%
15,800	Hong Kong Exchanges & Clearing Ltd.	735,253

	Food-Dairy Products: 3.7%
238,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	843,476

	Home Furnishings: 2.1%
447,200	Suofeiya Home Collection - A Shares	480,405

	Hotels, Restaurants & Leisure: 3.3%
86,300	Meituan - B Shares*,1	758,155

7

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Insurance: 6.8%
91,200	AIA Group Ltd.	$833,861
106,500	Ping An Insurance Group Company of China Ltd. - H Shares	696,933
		1,530,794
	Internet Application Software: 4.3%
17,600	Tencent Holdings Ltd.	974,174

	Internet Content - Entertainment: 3.8%
6,669	NetEase Inc. - ADR	854,566

	Machinery: 16.8%
327,000	Haitian International Holdings Ltd.	783,905
219,968	NARI Technology Co., Ltd. - A Shares	741,380
298,497	Sany Heavy Industry Co., Ltd. - A Shares	761,352
102,370	Shandong Himile Mechanical Science & Technology Co., Ltd.	704,818
81,954	Shenzhen Inovance Technology Co., Ltd. - A Shares	803,977
		3,795,432
	Pharmaceuticals: 2.9%
1,148,500	Sino Biopharmaceutical Ltd.	649,100

	Real Estate Operations/Development: 3.2%
476,000	China Overseas Land & Investments Ltd.	734,091

	Retail-Apparel: 2.6%
117,300	Shenzhou International Group Holdings Ltd.	592,489

	Web Portals: 3.6%
7,184	Baidu Inc. - ADR*	821,059

	Total Common Stock	22,531,286
	(cost $24,676,092)

	Total Investments in Securities	22,531,286
	(cost $24,676,092): 99.5%

	Other Assets in Excess of Liabilities: 0.5%	103,754

	Net Assets: 100.0%	$22,635,040

*	Non-income producing security.

ADR - American Depository Receipt

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

8

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Oil & Gas - Exploration & Production: 18.5%
11,899	Canadian Natural Resources Ltd.	$470,975
5,055	ConocoPhillips	525,518
9,991	Devon Energy Corp.	412,828
2,601	Diamondback Energy Inc.	457,204
3,513	EOG Resources Inc.	455,741
		2,322,266
	Oil & Gas - Field Services: 9.4%
5,811	Baker Hughes Company	322,511
11,589	Halliburton Company	393,447
9,917	Helix Energy Solutions Group Inc.*	86,675
8,013	Schlumberger Ltd.	372,524
		1,175,157
	Oil & Gas - Integrated: 52.4%
88,483	BP PLC	546,762
18,611	Cenovus Energy Inc.	461,911
3,472	Chevron Corp.	575,519
17,155	Eni SpA	403,010
11,379	Equinor ASA	358,332
4,836	Exxon Mobil Corp.	661,178
18,116	Galp Energia Sgps Sa	385,281
3,991	Imperial Oil Ltd.	448,289
6,276	OMV AG	395,018
268,000	PetroChina Co., Ltd. - H Shares	290,018
18,834	Repsol SA	472,031
13,931	Shell PLC	540,498
8,506	Suncor Energy Inc.	457,741
7,447	Total Energies SE	579,609
		6,575,197
	Oil & Gas - Pipelines and Transportation: 11.6%
6,506	Enbridge Inc.	352,691
11,152	Kinder Morgan Inc.	356,529
5,449	TC Energy Corp.	360,948
5,245	The Williams Cos. Inc.	389,913
		1,460,081

9

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Oil Refining & Marketing: 6.3%
276,000	China Petroleum & Chemical	$140,992
2,496	Valero Energy Corp.	650,058
		791,050
	Total Common Stock	12,323,751
	(cost $10,782,784)

	Total Investments in Securities	12,323,751
	(cost $10,782,784): 98.2%

	Other Assets in Excess of Liabilities: 1.8%	231,267

	Net Assets: 100.0%	$12,555,018

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

10

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Application Software: 5.4%
15,330	Microsoft Corp.	5,718,397
31,825	Salesforce Inc.	4,985,705
		10,704,102
	Computers: 3.3%
22,562	Apple Inc.	6,528,540

	Diversified Manufacturing Operations: 9.0%
29,708	Danaher Corp.	5,658,780
17,790	Roper Technologies Inc.	6,019,958
12,085	Thermo Fisher Scientific Inc.	6,058,936
		17,737,674
	E-Commerce: 3.6%
29,534	Amazon.com Inc.*	7,039,134

	Electronic Components - Semiconductor: 14.9%
14,186	Advanced Micro Devices Inc.*	8,240,789
41,226	Amphenol Corp.	7,268,968
19,449	Broadcom Inc.	7,346,859
32,789	NVIDIA Corp.	6,560,751
		29,417,367
	Finance - Other Services: 15.2%
41,942	Intercontinental Exchange Inc.	5,163,480
54,366	London Stock Exchange Group PL	5,900,769
12,014	Mastercard Inc.	6,170,390
77,850	Nasdaq Inc.	6,136,137
19,542	Visa Inc.	6,704,665
		30,075,441
	Internet Content: 8.0%
9,404	Meta Platforms Inc. - Class A	5,297,179
73,724	Netflix Inc.*	5,263,894
94,700	Tencent Holdings Ltd.	5,241,722
		15,802,795
	Machinery - Electric Utility: 7.0%
67,950	ABB Ltd.	7,378,645
26,604	AMETEK Inc.	6,436,572
		13,815,217

11

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Medical Instrument: 5.5%
69,940	Medtronic PLC	$5,471,406
136,432	Siemens Healthineers AG1	5,333,387
		10,804,793
	Power Conversion/ Supply Equipment: 3.2%
19,268	Schneider Electric SE	6,306,169

	Retail - Apparel: 2.9%
627,400	ANTA Sports Products Ltd.	5,718,494

	Semiconductor: 18.3%
13,104	Applied Materials Inc.	9,474,192
33,005	KLA-Tencor Corp.	9,957,939
20,507	Lam Research Corp.	8,886,298
16,431	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,846,953
		36,165,382
	Web Portals: 3.6%
20,101	Alphabet Inc. - A Shares	7,183,494

	Total Common Stock	197,298,602
	(cost $104,517,982)

	Total Investments in Securities	197,298,602
	(cost $104,517,982): 99.9%

	Other Assets in Excess of Liabilities: 0.1%	127,712

	Net Assets: 100.0%	$197,426,314

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

12

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2026 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Assets
Investments in securities, at cost	$18,796,786	$8,212,563	$24,676,092
Investments in securities, at value	$20,455,748	$11,821,982	$22,531,286
Cash	532,085	135,475	19,231
Cash denominated in foreign currency (cost of $4,804, $7,045, and $56,200, respectively)	4,760	7,045	56,252
Receivables:
Fund shares sold	10,605	-	14,835
Dividends and interest	20,345	34,713	81,028
Tax reclaim	17,639	-	-
Prepaid expenses	13,983	11,788	10,944
Total Assets	21,055,165	12,011,003	22,713,576

Liabilities
Payable for Fund shares redeemed	3,841	2,098	-
Due to Adviser, net	2,069	1,708	20,013
Accrued administration fees	3,159	6,354	3,055
Accrued shareholder servicing plan fees	8,139	2,425	4,737
Audit fees	9,519	12,864	12,864
CCO fees	1,684	1,587	1,265
Custody fees	7,384	5,848	7,941
Fund Accounting fees	2,159	2,855	3,175
Legal fees	6,248	4,329	3,703
Miscellaneous fees	260	176	209
Printing fees	9,705	6,532	6,085
Transfer Agent fees	9,682	5,799	14,734
Trustee fees	669	743	755
Total Liabilities	64,518	53,318	78,536

Net Assets	$20,990,647	$11,957,685	$22,635,040

Composition of Net Assets
Paid-in capital	$49,235,418	$6,133,353	$25,967,461
Total distributable earnings (loss)	(28,244,771)	5,824,332	(3,332,421)
Net Assets	$20,990,647	$11,957,685	$22,635,040

Number of shares issued and outstanding (unlimited shares authorized, no par value)	2,873,560	569,985	1,563,393

Net asset value per share	$7.30	$20.98	$14.48

The accompanying notes are an integral part of these financial statements.

13

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2026 (Unaudited)

	Global Energy	Global
	Fund	Innovators Fund
Assets
Investments in securities, at cost	$10,782,784	$104,517,982
Investments in securities, at value	$12,323,751	$197,298,602
Cash	193,092	-
Cash denominated in foreign currency (cost of $2,218, and $38,407, respectively)	2,218	38,654
Receivables:
Fund shares sold	500	26,279
Dividends and interest	25,964	111,255
Tax reclaim	50,303	330,115
Due from Adviser, net	3,583	-
Prepaid expenses	14,703	21,603
Total Assets	12,614,114	197,826,508

Liabilities
Overdraft due to custodian bank	-	37,742
Payable for Fund shares redeemed	8,006	40,696
Due to Adviser, net	-	194,641
Accrued administration fees	5,203	2,387
Accrued shareholder servicing plan fees	4,629	44,760
Audit fees	12,864	12,864
CCO fees	707	4,870
Custody fees	4,358	6,583
Fund accounting fees	2,909	5,321
Legal fees	4,914	8,235
Miscellaneous fees	477	510
Printing fees	7,447	14,725
Transfer agent fees	6,980	22,471
Trustee fees	602	4,389
Total Liabilities	59,096	400,194

Net Assets	$12,555,018	$197,426,314

Composition of Net Assets
Paid-in capital	$37,151,442	$76,761,758
Total distributable earnings (loss)	(24,596,424)	120,664,556
Net Assets	$12,555,018	$197,426,314

Number of shares issued and outstanding (unlimited shares authorized, no par value)	426,430	-
Net asset value per share	$29.44	-
Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding		$156,771,195
Shares of beneficial interest issued and outstanding		2,552,009
Net asset value per share		$61.43
Institutional Class shares:
Net assets applicable to shares outstanding		$40,655,119
Shares of beneficial interest issued and outstanding		642,335
Net asset value per share		$63.29

The accompanying notes are an integral part of these financial statements.

14

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Investment Income
Dividends*	$172,714	$134,370	$448,760
Total income	172,714	134,370	448,760

Expenses
Advisory fees	78,094	57,971	130,582
Shareholder servicing plan fees	21,476	6,957	14,495
Transfer agent fees and expenses	13,902	10,149	18,211
Fund accounting fee and expenses	2,546	2,233	3,115
Administration fees	7,707	7,704	7,680
Custody fees and expenses	5,833	8,653	13,268
Audit fees	9,519	12,864	12,864
Legal fees	9,214	7,744	10,515
Registration fees	8,710	8,728	7,986
Printing	7,236	6,622	7,639
Trustees' fees and expenses	4,035	3,333	3,972
Insurance	528	178	152
CCO fees and expenses	3,834	2,977	4,474
Miscellaneous	2,109	1,842	2,695
Interest expense	-	659	856
Total expenses	174,743	138,614	238,504
Less: fees waived and expenses absorbed	(67,364)	(23,172)	-
Net expenses	107,379	115,442	238,504
Net Investment Income (Loss)	65,335	18,928	210,256

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	749,556	1,433,026	938,419
Forward contracts	-	-	(55)
Foreign currency	56	(1,688)	3,521
	749,612	1,431,338	941,885
Net change in unrealized appreciation (depreciation) on:
Investments	1,913,202	35,257	(3,923,272)
Foreign currency	(939)	(63)	(117)
	1,912,263	35,194	(3,923,389)

Net realized and unrealized gain (loss) on investments and foreign currency	2,661,875	1,466,532	(2,981,504)
Net Increase (Decrease) in Net Assets from Operations	$2,727,210	$1,485,460	$(2,771,248)

*	Net of foreign tax withheld of $15,731, $8,777, and $28,704, respectively.

The accompanying notes are an integral part of these financial statements.

15

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Global Energy	Global
	Fund	Innovators Fund
Investment Income
Dividends*	$241,143	$1,060,781
Total income	241,143	1,060,781

Expenses
Advisory fees	49,391	706,759
Shareholder servicing plan fees	12,512	-
Investor Class	-	153,388
Transfer agent fees and expenses	10,168	-
Investor Class	-	30,230
Institutional Class	-	10,397
Fund accounting fee and expenses	2,383	10,376
Administration fees	7,693	10,399
Custody fees and expenses	6,451	10,658
Audit fees	12,864	12,864
Legal fees	8,057	40,793
Registration fees	8,927	-
Investor Class	-	21,053
Institutional Class	-	7,052
Printing	6,171	11,467
Trustees' fees and expenses	3,275	17,721
Insurance	162	5,327
CCO fees and expenses	3,162	17,580
Miscellaneous	1,987	8,654
Interest expense	361	5
Total expenses	133,564	1,074,723
Plus: fees and expenses recaptured	-	45,818
Less: fees waived and expenses absorbed	(37,713)	-
Net expenses	95,851	1,120,541
Net Investment Income (Loss)	145,292	(59,760)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	463,276	16,708,872
Foreign currency	(1,455)	(731)
	461,821	16,708,141
Net change in unrealized appreciation (depreciation) on:
Investments	1,591,651	(3,285,121)
Foreign currency	(1,201)	(7,647)
	1,590,450	(3,292,768)

Net realized and unrealized gain (loss) on investments and foreign currency	2,052,271	13,415,373
Net Increase (Decrease) in Net Assets from Operations	$2,197,563	$13,355,613

*	Net of foreign tax withheld of $21,715, and $56,187, respectively.

The accompanying notes are an integral part of these financial statements.

16

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Energy Fund		Asia Focus Fund
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$65,335	$68,023	$18,928	$60,580
Net realized gain (loss) on:
Investments	749,556	(2,445,852)	1,433,026	1,495,035
Foreign currency	56	(2,670)	(1,688)	1,157
Net change in unrealized appreciation (depreciation) on:
Investments	1,913,202	6,166,193	35,257	1,199,911
Foreign currency	(939)	2,146	(63)	155
Net increase (decrease) in net assets resulting from operations	2,727,210	3,787,840	1,485,460	2,756,838

Distributions to Shareholders
Net dividends and distributions	-	(60,058)	-	(741,961)
Total distributions to shareholders	-	(60,058)	-	(741,961)

Capital Transactions
Proceeds from shares sold	1,486,829	2,131,582	9,525	137,060
Reinvestment of distributions	-	57,120	-	610,208
Cost of shares redeemed	(1,384,457)	(6,499,939)	(757,570)	(1,330,249)
Net change in net assets from capital transactions	102,372	(4,311,237)	(748,045)	(582,981)

Total increase (decrease) in net assets	2,829,582	(583,455)	737,415	1,431,896

Net Assets
Beginning of period	18,161,065	18,744,520	11,220,270	9,788,374
End of period	$20,990,647	$18,161,065	$11,957,685	$11,220,270

Capital Share Activity
Shares sold	211,804	369,873	478	7,170
Shares issued on reinvestment	-	8,967	-	33,399
Shares redeemed	(200,151)	(1,245,339)	(37,488)	(75,502)
Net decrease in shares outstanding	11,653	(866,499)	(37,010)	(34,933)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

17

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	China & Hong Kong Fund
	Six Months Ended June 30, 2026†		Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$210,256		$191,867
Net realized gain (loss) on:
Investments	938,419		(79,039)
Forward contracts	(55)		-
Foreign currency	3,521		(2,378)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,923,272)		6,372,063
Foreign currency	(117)		145
Net increase from payments by affiliates	-		1,860
Net increase (decrease) in net assets resulting from operations	(2,771,248)		6,484,518

Distributions to Shareholders
Net dividends and distributions	-		(280,079)
Total distributions to shareholders	-		(280,079)

Capital Transactions
Proceeds from shares sold	180,373		595,439
Reinvestment of distributions	-		267,462
Cost of shares redeemed	(1,520,913	)(1)	(4,095,506	)(1)
Net change in net assets from capital transactions	(1,340,540)		(3,232,605)

Total increase (decrease) in net assets	(4,111,788)		2,971,834

Net Assets
Beginning of period	26,746,828		23,774,994
End of period	$22,635,040		$26,746,828

Capital Share Activity
Shares sold	11,237		40,025
Shares issued on reinvestment	-		16,239
Shares redeemed	(92,300)		(278,047)
Net decrease in shares outstanding	(81,063)		(221,783)

(1)	Net of redemption fees of $95 and $348, respectively.
†	Unaudited

The accompanying notes are an integral part of these financial statements.

18

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Energy Fund
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$145,292	$296,770
Net realized gain (loss) on:
Investments	463,276	(908,578)
Foreign currency	(1,455)	(328)
Net change in unrealized appreciation (depreciation) on:
Investments	1,591,651	2,176,900
Foreign currency	(1,201)	4,472
Net increase (decrease) in net assets resulting from operations	2,197,563	1,569,236

Distributions to Shareholders
Net dividends and distributions	-	(290,033)
Total distributions to shareholders	-	(290,033)

Capital Transactions
Proceeds from shares sold	4,839,442	1,357,001
Reinvestment of distributions	-	277,651
Cost of shares redeemed	(4,892,846)	(2,271,331)
Net change in net assets from capital transactions	(53,404)	(636,679)

Total decrease in net assets	2,144,159	642,524

Net Assets
Beginning of period	10,410,859	9,768,335
End of period	$12,555,018	$10,410,859

Capital Share Activity
Shares sold	155,683	60,611
Shares issued on reinvestment	-	11,347
Shares redeemed	(155,708)	(100,434)
Net decrease in shares outstanding	(25)	(28,476)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

19

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Innovators Fund
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(59,760)	$(508,310)
Net realized gain (loss) on:
Investments	16,708,872	34,063,018
Foreign currency	(731)	(11,038)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,285,121)	2,165,452
Foreign currency	(7,647)	35,354
Net increase in net assets resulting from operations	13,355,613	35,744,476

Distributions to Shareholders
Net dividends and distributions:
Investor Class	-	(22,745,969)
Institutional Class	-	(5,687,747)
Total distributions to shareholders	-	(28,433,716)

Capital Transactions
Proceeds from shares sold:
Investor Class	3,141,948	6,749,813
Institutional Class	3,034,693	10,796,899
Reinvestment of distributions:
Investor Class	-	21,890,135
Institutional Class	-	5,423,735
Cost of shares redeemed:
Investor Class	(12,273,330)	(35,690,636)
Institutional Class	(4,114,341)	(25,372,858)
Net change in net assets from capital transactions	(10,211,030)	(16,202,912)

Total increase in net assets	3,144,583	(8,892,152)

Net Assets
Beginning of period	194,281,731	203,173,883
End of period	$197,426,314	$194,281,731

Capital Share Activity
Shares sold:
Investor Class	54,465	113,774
Institutional Class	51,786	164,824
Shares issued on reinvestment:
Investor Class	-	385,051
Institutional Class	-	92,713
Shares redeemed:
Investor Class	(212,994)	(591,467)
Institutional Class	(69,828)	(421,447)
Net increase (decrease) in shares outstanding	(176,571)	(256,552)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

20

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Alternative Energy Fund	June 30, 2026†		2025		2024	2023	2022	2021

Net asset value, beginning of period	$6.35		$5.03		$5.72	$5.86	$6.71	$6.19

Income from investment operations:
Net investment income (loss)	0.02		0.02		0.01	(0.02)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		1.32		(0.69)	(0.12)	(0.80)	0.58
Total from investment operations	0.95		1.34		(0.68)	(0.14)	(0.85)	0.52

Less distributions:
From net investment income	-		(0.02)		(0.01)	-	-	-
From net realized gain	-		-		-	-	-	-
Return of capital	-		-		- (1)	-	-	-
Total distributions	-		(0.02)		(0.01)	-	-	-

Net asset value, end of period	$7.30		$6.35		$5.03	$5.72	$5.86	$6.71

Total return	14.96	%(2)	26.65%		(11.85%)	(2.39)%	(12.67%)	8.40%

Ratios/supplemental data:
Net assets, end of period (millions)	$21.0		$18.2		$18.7	$28.5	$27.5	$32.2

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.79	%(3)	1.89	%(5)	1.76%	1.79%	1.90%	1.73%
After fees waived/recaptured (4)	1.10	%(3)	1.11	%(5)	1.10%	1.48%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.02	%)(3)	(0.39%)		(0.47%)	(0.62%)	(0.79%)	(0.61%)
After fees waived/recaptured	0.67	%(3)	0.39%		0.19%	(0.31%)	(0.87%)	(0.86%)

Portfolio turnover rate	7.80	%(2)	17.30%		14.74%	16.38%	17.75%	29.03%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized
(3)	Annualized
(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.10%, prior to June 1, 2023, the limit on operating expenses was 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(5)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

21

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Asia Focus Fund	June 30, 2026†		2025	2024		2023	2022	2021

Net asset value, beginning of period	$18.48		$15.25	$14.83		$14.17	$20.36	$23.76

Income from investment operations:
Net investment income (loss)	0.03		0.12	0.08		0.07	0.02	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		4.39	0.57		0.76	(5.73)	(1.46)
Total from investment operations	2.50		4.51	0.65		0.83	(5.71)	(1.54)

Less distributions:
From net investment income	-		(0.19)	(0.07)		(0.02)	-	-
From net realized gain	-		(1.09)	(0.16)		(0.15)	(0.48)	(1.86)
Total distributions	-		(1.28)	(0.23)		(0.17)	(0.48)	(1.86)

Redemption fee proceeds	-		-	-		-	-	-

Net asset value, end of period	$20.98		$18.48	$15.25		$14.83	$14.17	$20.36

Total return	13.53	%(2)	29.67%	4.36%		5.95%	(28.03)%	(6.32)%

Ratios/supplemental data:
Net assets, end of period (millions)	$12.0		$11.2	$9.8		$10.9	$11.0	$16.4

Ratio of expenses to average net assets:
Before fees waived	2.39	%(2)(4)	2.33%	2.50	%(4)	2.43%	2.36%	1.89%
After fees waived (3)	1.99	%(2)(4)	1.98%	1.99	%(4)	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.07	%)(2)	0.22%	(0.04%)		(0.03%)	(0.26%)	(0.26%)
After fees waived	0.33	%(2)	0.57%	0.47%		0.42%	0.12%	(0.35%)

Portfolio turnover rate	11.44	%(1)	16.27%	6.18%		4.04%	6.00%	29.05%

†	Unaudited
(1)	Not annualized
(2)	Annualized
(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the six months ended June 30, 2026 and 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

22

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
China & Hong Kong Fund	June 30, 2026†		2025		2024		2023		2022		2021

Net asset value, beginning of period	$16.26		12.74		$12.87		$15.16		$20.05		$25.92

Income from investment operations:
Net investment income	0.14		0.13		0.15		0.07		0.08		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.92)		3.56		(0.14)		(2.26)		(4.84)		(1.83)
Total from investment operations	(1.78)		3.69		0.01		(2.19)		(4.76)		(1.78)

Less distributions:
From net investment income	-		(0.17)		(0.14)		(0.10)		(0.05)		(0.07)
From net realized gain	-		-		-		-		(0.08)		(4.02)
Total distributions	-		(0.17)		(0.14)		(0.10)		(0.13)		(4.09)

Redemption fee proceeds	-	(1)	-	(1)	-	(1)	-		-		- (1)

Net asset value, end of period	$14.48		$16.26		$12.74		$12.87		$15.16		$20.05

Total return	(10.95	%)(2)	28.96%		0.07%		(14.46%)		(23.71%)		(6.70%)

Ratios/supplemental data:
Net assets, end of period (millions)	$22.6		$26.7		$23.8		$28.6		$38.1		$56.7

Ratio of expenses to average net assets: (4)	1.83	%(3)(5)	1.86	%(5)	1.94	%(5)	1.82	%(5)	1.71	%(5)	1.50%
Ratio of net investment income to average net assets:	1.61	%(3)	0.75%		1.08%		0.36%		0.45%		0.20%

Portfolio turnover rate	3.13	%(2)	22.23%		8.63%		5.18%		17.46%		29.82%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized
(3)	Annualized
(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(5)	If interest expense had been excluded, expenses would have been lowered by lowered by 0.01% for the six months ended June 30, 2026 and 0.01% , 0.02%, 0.01% and 0.01% for the years ended December 31, 2025, 2024, 2023 and 2022, respectively.

The accompanying notes are an integral part of these financial statements.

23

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Energy Fund	June 30, 2026†		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.41		21.47		$23.36		$23.78		$17.73		$12.47

Income from investment operations:
Net investment income	0.34		0.72		0.77		0.95		0.74		0.49
Net realized and unrealized gain (loss) on investments and foreign currency	4.69		2.91		(1.14)		(0.36)		5.35		5.23
Total from investment operations	5.03		3.63		(0.37)		0.59		6.09		5.72

Less distributions:
From net investment income	-		(0.69)		(1.52)		(1.01)		(0.04)		(0.46)
From net realized gain	-		-		-		-		-		-
Total distributions	-		(0.69)		(1.52)		(1.01)		(0.04)		(0.46)

Net asset value, end of period	$29.44		$24.41		$21.47		$23.36		$23.78		$17.73

Total return	20.61	%(2)	16.90%		(1.72%)		2.60%		34.33%		45.98%

Ratios/supplemental data:
Net assets, end of period (millions)	$12.6		$10.4		$9.8		$12.1		$16.2		$12.3

Ratio of expenses to average net assets
Before fees waived/recaptured	2.03	%(1)(4)	2.27	%(5)	2.13	%(4)	2.13	%(4)	1.91	%(4)	1.99	%(4)
After fees waived/recaptured (3)	1.46	%(1)(4)	1.47	%(5)	1.46	%(4)	1.47	%(4)	1.46	%(4)	1.46	%(4)

Ratio of net investment income to average net assets
Before fees waived/recaptured	1.63	%(1)	2.19%		1.91%		2.01%		2.55%		2.40%
After fees waived/recaptured	2.20	%(1)	3.00%		2.58%		2.67%		3.00%		2.93%

Portfolio turnover rate	14.54	%(2)	9.62%		9.97%		10.45%		70.54%		49.58%

†	Unaudited
(1)	Not annualized
(2)	Annualized
(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 1.45%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the six months ended June 30, 2026 and 0.01%, 0.02%, 0.01% and 0.01% for the years ended December 31, 2024, 2023, 2022 and 2021, respectively.
(5)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.02% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

24

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Innovators Fund - Investor Class	June 30, 2026†		2025		2024	2023	2022	2021

Net asset value, beginning of period	$57.31		$55.73		$52.25	$39.01	$62.04	$60.53

Income from investment operations:
Net investment income (loss)	(0.03)		(0.18)		(0.16)	(0.14)	(0.07)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	4.15		11.38		10.63	15.39	(18.08)	12.77
Total from investment operations	4.12		11.20		10.47	15.25	(18.15)	12.57

Less distributions:
From net investment income	-		-		-	-	-	-
From net realized gain	-		(9.62)		(6.99)	(2.01)	(4.88)	(11.06)
Total distributions	-		(9.62)		(6.99)	(2.01)	(4.88)	(11.06)

Net asset value, end of period	$61.43		$57.31		$55.73	$52.25	$39.01	$62.04

Total return	7.19	%(1)	20.24%		19.54%	39.34%	(29.67%)	21.52%

Ratios/supplemental data:
Net assets, end of period (millions)	$156.8		$155.3		$156.2	$137.5	$100.7	$161.4

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.18	%(2)	1.34	%(4)	1.25%	1.28%	1.27%	1.17%
After fees waived/recaptured (3)	1.24	%(2)	1.25	%(4)	1.24%	1.24%	1.24%	1.24%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.05	%)(2)	(0.40%)		(0.29%)	(0.34%)	(0.17%)	(0.25%)
After fees waived/recaptured	(0.11	%)(2)	(0.31%)		(0.28%)	(0.30%)	(0.14%)	(0.32%)

Portfolio turnover rate	14.67	%(1)	15.67%		25.34%	8.77%	14.66%	19.01%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses Fund's Investor Class to 1.24% excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest and tax reclaim expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

25

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Innovators Fund - Institutional Class	June 30, 2026†		2025		2024	2023	2022	2021

Net asset value, beginning of period	$58.97		$56.97		$53.16	$39.56	$62.68	$60.89

Income from investment operations:
Net investment income (loss)	0.04		(0.03)		(0.02)	(0.02)	0.06	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	4.28		11.65		10.82	15.63	(18.30)	12.89
Total from investment operations	4.32		11.62		10.80	15.61	(18.24)	12.85

Less distributions:
From net investment income	-		-		-	-	-	-
From net realized gain	-		(9.62)		(6.99)	(2.01)	(4.88)	(11.06)
Total distributions	-		(9.62)		(6.99)	(2.01)	(4.88)	(11.06)

Net asset value, end of period	$63.29		$58.97		$56.97	$53.16	$39.56	$62.68

Total return	7.33	%(1)	20.54%		19.83%	39.70%	(29.51%)	21.86%

Ratios/supplemental data:
Net assets, end of period (millions)	$40.7		$38.9		$47.0	$46.3	$33.6	$64.6

Ratio of expenses to average net assets:
Before fees waived	1.00	%(2)	1.18	%(4)	1.10%	1.13%	1.10%	0.99%
After fees waived (3)	0.99	%(2)	1.00	%(4)	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.13	%(2)	(0.24%)		(0.14%)	(0.19%)	0.01%	(0.08%)
After fees waived	0.14	%(2)	(0.06%)		(0.03%)	(0.05%)	0.12%	(0.08%)

Portfolio turnover rate	14.67	%(1)	15.67%		25.34%	8.77%	14.66%	19.01%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund's Institutional Class to 0.99%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest and tax reclaim expense had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2025.

The accompanying notes are an integral part of these financial statements.

26

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers twelve separate, series portfolios, each of which has a unique investment objective and strategies. This report covers the five open-end mutual funds: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Each Fund is a diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund began operations on March 31, 2006. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financials Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 - Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

27

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts ("forward contracts") to hedge against foreign exchange fluctuations on foreign-denominated investments under which they are obligated to exchange currencies at specific future dates and at specified rates. All commitments are "marked-to-market" daily and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Funds record realized gains or losses at the time the forward contract is settled. Risks may arise upon entering these contracts from the potential inability of a counter party to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. Counterparties to these contracts are major U.S. financial institutions. Please refer to Note 8 for further information on forward foreign currency contracts held in each Fund.

C.	Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

D.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

E.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

28

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

F.	Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method. Expenses such as distribution and service fees, transfer agent fees and expenses with respect to the Global Innovators Fund, that are specific to individual share classes are accrued directly to the respective share class.

G.	Cash overdraft. Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Payables, if any, are reflected as Overdraft Due to Custodian Bank in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Interest Expense in the Statements of Operations.

H.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

I.	Other Risks.

China Currency Risk. The Funds’ investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

29

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

J.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K.	Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L.	Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 2022 through 2025, and as of and during the year ended December 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates based upon the average daily net assets of the Funds:

30

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

Alternative Energy Fund	0.80%
Asia Focus Fund	1.00%
China & Hong Kong Fund	1.00%
Global Energy Fund	0.75%
Global Innovators Fund	0.75% on the 1st $250 million, 0.50% thereafter

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N1-A), fees and expenses related to services for reclamation or recollection of foreign taxes withheld, dividends on short positions and extraordinary expenses) by reducing all or a portion of its fees and reimbursing the Fund for expenses so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limit	Expiration Date
Alternative Energy Fund	1.10%	June 30, 2029
Asia Focus Fund	1.98%	June 30, 2029
China & Hong Kong Fund	1.98%	June 30, 2029
Global Energy Fund	1.45%	June 30, 2029
Global Innovators Fund - Investor Class	1.24%	June 30, 2029
Global Innovators Fund - Institutional Class	0.99%	June 30, 2029

The expense ratios shown in the financial highlights may exceed these levels due to expenses incurred but not covered by the expense limitation agreement.

To the extent that the Adviser waives fees and/or absorbs expenses it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed and recaptured previously waived subject to the applicable cap. For the period ended June 30, 2026, the Adviser waived fees and absorbed expenses as follows:

	Fees and expenses recaptured	Fees waived and Expenses Absorbed
Alternative Energy Fund	$-	$67,364
Asia Focus Fund	-	23,172
Global Energy Fund	-	37,713
Global Innovators Fund	45,818	-
Total	$45,818	$128,249

31

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

At June 30, 2026, the Adviser may recapture a portion of the following amounts that had been paid and/or waived on behalf of the Funds no later than the dates as stated below:

	December 31,
Fund	2026	2027	2028	2029	Total
Alternative Energy Fund	$69,017	$159,088	$134,059	$67,364	$429,528
Asia Focus Fund	50,668	52,511	36,916	23,172	163,267
Global Energy Fund	87,577	76,515	79,930	37,713	281,735
Global Innovators Fund	98,690	63,891	214,972	-	377,553

Foreside Fund Services, LLC acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Mutual Fund Administration, LLC (the “Administrator”) acts as the Funds’ administrator under an administration agreement. The fees paid to the Administrator for the period ended June 30, 2026, are reported on the Statements of Operations.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds. The fees paid for CCO services for the period ended June 30, 2026, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2026, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 4 - Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Board of Trustees has not authorized the Funds to make payment under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 5 - Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of its daily average net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Global Innovators Fund – Institutional Class shares do not participate in the Shareholder Servicing Plan.

The fees paid under the Shareholder Servicing Plan for the period ended June 30, 2026, are reported on the Statements of Operations.

32

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

Note 6 - Investment Transactions

The following table presents purchases and sales of securities during the period ended June 30, 2026, excluding short-term investments, to indicate the volume of transactions in each Fund.

	Purchases	Sales
Alternative Energy Fund	$1,504,313	$1,783,447
Asia Focus Fund	1,330,828	2,256,439
China & Hong Kong Fund	810,906	1,809,349
Global Energy Fund	1,877,704	1,869,327
Global Innovators Fund	27,688,728	33,322,239

The Funds did not purchase U.S. Government securities as a part of their long-term investment strategy during the period ended June 30, 2026.

Note 7 - Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

33

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds' assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Basic Materials	$-	$895,583	$-	$895,583
Consumer, Cyclical	591,200	-	-	591,200
Energy	1,130,011	664,152	-	1,794,163
Industrial	6,651,916	4,918,378	-	11,570,294
Technology	743,605	900,928	-	1,644,533
Utilities	1,819,679	2,140,296	-	3,959,975
Total Investments, at value	10,936,411	9,519,337	-	20,455,748
Total Assets	$10,936,411	$9,519,337	$-	$20,455,748

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$-	$1,522,707	$-	$1,522,707
Consumer, Cyclical	-	1,318,320	12,905	1,331,225
Consumer, Non-cyclical	263,866	1,054,432	-	1,318,298
Financial	906,036	320,654	-	1,226,690
Industrial	668,160	2,383,804	-	3,051,964
Technology	1,214,636	2,156,462	-	3,371,098
Total Investments, at value	3,052,698	8,756,379	12,905	11,821,982
Total Assets	$3,052,698	$8,756,379	$12,905	$11,821,982

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$-	4,034,489	$-	4,034,489
Consumer, Cyclical	1,365,616	5,900,045	-	7,265,661
Consumer, Non-cyclical	-	1,492,576	-	1,492,576
Energy	990,245	-	-	990,245
Financial	-	3,772,699	-	3,772,699
Industrial	803,977	3,317,073	-	4,121,050
Technology	-	854,566	-	854,566
Total Investments, at value	3,159,838	19,371,448	-	22,531,286
Total Assets	$3,159,838	$19,371,448	$-	$22,531,286

34

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Energy	$8,123,567	$4,200,184	$-	$12,323,751
Total Investments, at value	8,123,567	4,200,184	-	12,323,751
Total Assets	$8,123,567	$4,200,184	$-	$12,323,751

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$30,025,423	$-	$-	30,025,423
Consumer, Cyclical	5,718,494	-	-	5,718,494
Consumer, Non-cyclical	11,530,342	10,992,167	-	22,522,509
Financial	30,075,441	-	-	30,075,441
Industrial	20,011,709	7,378,645	-	27,390,354
Technology	60,492,934	21,073,447	-	81,566,381
Total Investments, at value	157,854,343	39,444,259	-	197,298,602
Total Assets	$157,854,343	$39,444,259	$-	$197,298,602

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asia Focus Fund
Common Stocks
Balance as of December 31, 2025	$184,290
Transfers into Level 3	-
Transfers out of Level 3	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(171,385)
Included in other comprehensive income	-
Net purchases	-
Net sales	-
Balance as of June 30, 2026	$12,905

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(171,385)

35

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Fund	Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Asia Focus Fund	Common Stocks	$12,905	Market Approach	Liquidity Discount	97%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 8 - Forward Foreign Currency Contracts

In order to hedge their portfolio and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Funds may enter into forward foreign currency contracts that obligate them to exchange currencies at specified future dates. At the maturity of a forward contract, a Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of the portfolio securities sold. It may also terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward values of amounts due are netted against the forward value of the currency to be delivered, and the net amount is shown as a receivable or payable in the financial statements. The Funds do not have any outstanding forward contracts as of June 30, 2026.

36

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited) - Continued

Note 9 - Tax Matters

As of June 30, 2026, the tax basis of investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Cost of investments for tax purposes	$18,796,786	$8,212,563	$24,676,092
Gross tax unrealized appreciation	6,070,519	5,622,049	5,009,114
Gross tax unrealized depreciation	(4,411,557)	(2,012,631)	(7,153,920)
Net tax unrealized appreciation (depreciation) on investments *	1,658,962	3,609,418	(2,144,806)

	Global Energy Fund	Global Innovators Fund
Cost of investments for tax purposes	$10,782,784	$104,517,982
Gross tax unrealized appreciation	2,043,218	99,053,638
Gross tax unrealized depreciation	(502,251)	(6,273,018)
Net tax unrealized appreciation (depreciation) on investments *	1,540,967	92,780,620

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2025, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
No Expiration Long-term	$30,722,202	$-	$2,366,499	$23,405,277	$-
No Expiration Short-term	-	-	-	3,336,030	-
Total	$30,722,202	$-	$2,366,499	$26,741,307	$-

Note 10 - New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective July 1, 2026, the Adviser lowered its management fee for the Global Innovators Fund from 0.75% to 0.65% of the Fund’s average daily net assets up to $250 million.

On August 12, 2026, the ETF Class Shares of the Global Innovators Fund launched.

37

Guinness Atkinson Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121-9252

GUINNESS ATKINSON FUNDS

38

GUINNESS ATKINSON FUNDS

June 30, 2026

Semi-Annual Financials & Other Information

ADIV Guinness Atkinson Asia Pacific Dividend Builder ETF

DIVS Guinness Atkinson Dividend Builder ETF

GAID Guinness Atkinson International Dividend Builder ETF

GARA Guinness Atkinson Real Assets Income ETF

GAUD Guinness Atkinson US Dividend Builder ETF

MOTO Guinness Atkinson Smart Transportation & Technology ETF

SOLR Guinness Atkinson Sustainable Energy ETF

Asia Pacific Dividend Builder ETF

Dividend Builder ETF

International Dividend Builder ETF

Real Assets Income ETF

US Dividend Builder ETF

Smart Transportation & Technology ETF

Sustainable Energy ETF

Each a series of Guinness Atkinson ETFs

Table of Contents

Financial Statements and Financial Highlights
Schedule of Investments
Asia Pacific Dividend Builder ETF	3
Dividend Builder ETF	5
Real Assets Income ETF	7
Smart Transportation & Technology ETF	9
Statements of Assets and Liabilities	11
Statements of Operations	14
Statements of Changes in Net Assets	17
Financial Highlights	23
Notes to Financial Statements	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the ETF Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 97.5%	Value
	Australia: 8.0%
42,751	Corporate Travel Management Ltd.*,(1)	$15,982
27,305	JB Hi-Fi Ltd.	1,521,334
590,529	Metcash Ltd.	1,206,028
105,244	Sonic Healthcare Ltd.	1,516,225
		4,259,569

	China: 33.4%
1,620,000	China Construction Bank Corp. - H Shares	1,666,941
926,000	China Medical System Holdings	1,213,768
225,500	China Merchants Bank Co., Ltd. - H Shares	1,291,570
815,500	China Overseas Land & Investment Ltd.	1,254,015
564,400	China Resources Gas Group Ltd.	1,055,000
515,000	Haier Smart Home Co Ltd - /HKD/	1,312,002
2,078,000	Industrial and Commercial Bank of China Ltd. - H Shares	1,703,680
375,000	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,323,094
14,189	NetEase Inc. - ADR	1,818,178
216,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,409,241
257,400	Shenzhou International	1,291,800
1,201,400	Suofeiya Home Collection - A Shares	1,291,467
219,194	Zhejiang Supor Cookware - A Shares	1,278,193
		17,908,949

	Hong Kong: 3.5%
348,500	BOC Hong Kong Holdings Ltd.	1,883,195

	India: 2.5%
89,923	Tech Mahindra Ltd.	1,335,095

	Indonesia: 2.3%
8,016,200	Bank Rakyat Indonesia Persero	1,223,950

	Malaysia: 2.7%
1,233,300	Public Bank Bhd	1,449,165

	Singapore: 8.9%
770,698	Capland Ascendas - REIT	1,483,429
806,800	CapitaLand Integrated Commercial Trust - REIT	1,478,078
35,405	DBS Group Holdings Ltd.	1,789,887
		4,751,394
	South Korea: 2.9%
183,197	Korean Reinsurance Co	1,572,903

	Taiwan: 22.6%
194,900	Catcher Technology Co., Ltd.	1,280,343
12,250	Elite Material Co., Ltd.	2,075,358
185,417	Hon Hai Precision Industry Co., Ltd.	1,462,822
9,595	Largan Precision Co., Ltd.	1,293,810
147,000	Nien Made Enterprise Co., Ltd.	1,598,680
113,700	Novatek Microelectronics Corp.	1,911,975
5,175	Taiwan Semiconductor Manufacturing Co., Ltd.	2,471,425
		12,094,413

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

	Common Stocks: 97.5%	Value
	Thailand: 2.7%
403,500	Tisco Financial Group PLC/Foreign	$1,432,616

	United States: 8.0%
11,763	Aflac Inc.	1,379,212
4,278	Broadcom Inc.	1,616,015
7,000	QUALCOMM Inc.	1,293,530
		4,288,757

	Total Common Stocks (Cost $49,967,633)	52,200,006

	Total Investments (Cost $49,967,633): 97.5%	52,200,006
	Other Assets in Excess of Liabilities: 2.5%	1,355,937
	Total Net Assets - 100.0%	$53,555,943

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(1)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 98.1%	Value
	China: 2.4%
100,000	ANTA Sports Products Ltd.	$905,932

	France: 8.8%
12,754	Danone SA	1,045,447
12,403	Publicis Groupe	1,225,282
3,350	Schneider Electric SE	1,092,428
		3,363,157
	Germany: 2.7%
3,809	Deutsche Boerse AG	1,039,297

	Ireland: 2.1%
10,491	Medtronic PLC	820,711

	Sweden: 5.0%
25,682	Assa Abloy AB Class B	906,922
50,574	Atlas Copco	1,023,112
		1,930,034
	Switzerland: 8.5%
11,759	ABB Ltd.	1,274,650
10,164	Nestle SA	1,045,145
2,302	Roche Holding AG	948,209
		3,268,004
	Taiwan: 3.6%
2,901	Taiwan Semiconductor Manufacturing Co., Ltd.	1,385,431

	United Kingdom: 9.7%
203,719	Haleon PLC	939,530
12,695	Reckitt Benckiser Group PLC	826,946
33,263	Relx PLC	1,043,880
15,242	Unilever PLC	915,324
		3,725,680
	United States: 55.3%
5,045	AbbVie Inc.	1,269,524
9,308	Aflac Inc.	1,091,363
4,859	Arthur J Gallagher & Co.	1,115,481
971	BlackRock Inc.	933,675
3,513	Broadcom Inc.	1,327,036
14,014	Cisco Systems Inc.	1,646,084
3,459	CME Group Inc.	763,851
3,023	Eaton Corp. PLC	1,288,161
7,168	Emerson Electric Co.	1,026,099
3,718	Illinois Tool Works Inc.	1,005,607
4,493	Johnson & Johnson	1,141,087
2,721	Microsoft Corp.	1,014,987
18,256	Mondelez International Inc.	1,055,927
11,961	Otis Worldwide Corp.	856,408

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

	Common Stocks: 98.1%	Value
	United States (Continued)
11,581	Paychex Inc.	$1,138,760
6,619	PepsiCo Inc.	896,213
5,275	Texas Instruments Inc.	1,572,319
14,248	The Coca-Cola Co.	1,157,935
6,684	The Procter & Gamble Co.	980,142
		21,280,659

	Total Common Stocks (Cost $26,749,888)	37,718,905

	Total Investments in Securities (Cost $26,749,888): 98.1%	37,718,905
	Other Assets in Excess of Liabilities: 1.9%	746,915
	Total Net Assets - 100.0%	$38,465,820

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Airport Development/Maintenance: 2.8%
386	Aena SME SA(1)	$11,758

	Building - Heavy Construction: 5.3%
354	Cellnex Telecom SA(1)	10,577
76	Vinci SA	11,098
		21,675
	Electric - Distribution: 2.9%
718	National Grid PLC	11,886

	Electric - Generation: 8.2%
994	Enel SpA	11,419
8,923	Greencoat UK Wind PLC/Funds	12,025
3,134	Meridian Energy Ltd.	10,359
		33,803
	Electric - Integrated: 20.0%
4,141	A2A SpA	10,693
155	Alliant Energy Corp.	11,825
88	American Electric Power Co Inc.	12,039
93	Duke Energy Corp.	11,772
511	Iberdrola SA	12,752
145	Public Service Enterprise Group Inc.	11,768
98	WEC Energy Group Inc.	11,443
		82,292
	Electric - Transmission: 9.1%
320	Brookfield Infrastructure Partners LP	11,688
88	Elia Group SA/NV	14,057
1,019	Terna - Rete Elettrica Nazionale	11,923
		37,668
	Gas - Transportation: 2.8%
1,611	Snam SpA	11,626

	Investment Companies: 6.6%
2,424	3i Infrastructure PLC	12,154
1,696	Infratil Ltd.	14,863
		27,017
	Pipelines: 2.8%
213	Enbridge Inc.	11,551

	Real Estate Operation/Development: 2.3%
508	CTP NV(1)	9,264

	REITS - Diversified: 13.3%
66	American Tower Corp.	10,796
4,831	CapitaLand Ascendas REIT	9,298
63	Digital Realty Trust Inc.	11,314
13	Equinix Inc.	13,551
56	SBA Communications Corp.	9,882
		54,840

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Real Assets Income ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

	Common Stocks: 99.3%	Value
	REITS - Health Care: 11.9%
134	Aedifica SA	$10,809
8,733	Primary Health Properties PLC	11,086
152	Ventas Inc.	13,498
60	Welltower Inc.	13,618
		49,011
	REITS - Warehouse/Industrial: 2.9%
88	Prologis Inc.	11,921

	Transport - Rail: 3.0%
46	Union Pacific Corp.	12,512

	Water: 5.4%
276	Essential Utilities Inc.	10,574
294	Severn Trent PLC	11,528
		22,101

	Total Common Stocks (Cost $377,334)	408,925

	Total Investments in Securities ($377,334): 99.3%	408,925
	Other Assets in Excess of Liabilities: 0.7%	2,686
	Total Net Assets - 100.0%	$411,611

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(1)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Smart Transportation & Technology ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Common Stocks: 97.1%	Value
	Other: 7.5%
3,648	Darling Ingredients Inc.*	$199,254
740	Quanta Services Inc.	532,830
		732,084
	Smart Transportation: 30.2%
2,484	Aptiv PLC*	152,468
894	Aumovio SE *	36,773
22,500	BYD Co. Ltd.	207,851
1,764	Continental AG	145,442
1,273	Daimler Truck Holding AG	61,381
10,386	Dana Inc.	282,603
13,800	Denso Corp.	159,223
111,000	Geely Automobile Holdings Ltd.	238,623
8,118	Johnson Matthey PLC	203,725
3,168	Kia Corp.	282,651
3,054	Mercedes-Benz Group AG	153,259
6,000	Mobileye Global Inc. Class A*	58,080
6,084	Sensata Technologies Holding	290,450
740	Tesla Inc.*	311,244
828	Versigent PLC *	34,784
9,396	Volvo AB Class B	319,305
		2,937,862
	Technology: 6.0%
1,212	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	578,815

	Transportation Technology: 53.4%
1,098	Alphabet Inc. Class C	387,956
2,604	Amphenol Corp. Class A	459,137
1,026	Analog Devices Inc.	407,496
886	Eaton Corp. PLC	377,542
4,044	Gentherm Inc.*	137,941
19,992	Hexagon AB Class B	165,198
5,874	Infineon Technologies AG - ADR	548,139
534	LG Chem Ltd.	96,669
1,900	NVIDIA Corp.	380,171
1,140	NXP Semiconductors NV	320,374
1,999	Octave Intelligence PLC*	32,245
2,958	ON Semiconductor Corp.*	279,649
3,228	Power Integrations Inc.	270,377
12,700	Renesas Electronics Corp.	375,466
632	Samsung SDI Co., Ltd.	198,990
1,050	Siemens AG	337,304
1,986	Skyworks Solutions Inc.	134,651
1,368	TE Connectivity Ltd.	275,802
		5,185,107

	Total Common Stocks (Cost $6,856,254)	9,433,868

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson Smart Transportation & Technology ETF

Schedule of Investments

at June 30, 2026 (Unaudited)

Shares	Preferred Stocks: 1.1%	Value
	Preferred Stocks
	Smart Transportation: 1.1%
1,356	Volkswagen AG	$108,611
	Total Preferred Stocks (Cost $277,433)	108,611

	Total Investments (Cost $7,133,687): 98.2%	9,542,479
	Other Assets in Excess of Liabilities: 1.8%	174,939
	Total Net Assets - 100.0%	$9,717,418

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2026 (Unaudited)

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Assets:
Investments in securities, at cost	$49,967,633	$26,749,888
Investments in securities, at value	$52,200,006	$37,718,905
Cash	1,231,159	618,493
Receivables:
Dividends receivable	182,413	32,408
Tax reclaim	-	135,339
Other receivable	949	-
Prepaid expenses	6,289	6,309
Total Assets	$53,620,816	$38,511,454

Liabilities:
Due to Adviser, net	25,544	11,658
Audit fees	6,911	6,911
CCO fees	88	1,494
Custody fees	5,047	4,690
Fund Accounting fees	5,518	5,356
Legal fees	689	5,114
Miscellaneous fees	772	634
Printing fees	7,076	5,505
Transfer Agent fees	12,246	3,632
Trustee fees	982	640
Total Liabilities	64,873	45,634

Net Assets	$53,555,943	$38,465,820

Composition of Net Assets:
Paid-in capital	$49,581,314	$24,505,759
Total distributable earnings	3,974,629	13,960,061
Net Assets	$53,555,943	$38,465,820

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	2,882,305	1,169,899

Net Asset Value, Offering and Redemption Price Per Share	$18.58	$32.88

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2026 (Unaudited)

	International Dividend Builder ETF	Real Assets Income ETF	US Dividend Builder ETF
Assets:
Investments in securities, at cost*	$-	$377,334	$-
Investments in securities, at value*	$-	$408,925	$-
Cash	365,668	-	244,219
Foreign currency, at value (Cost of $3,768,$2,991 and $0, respectively)	3,780	2,950	-
Receivables:
Fund shares sold	-	600	-
Dividends receivable	-	1,156	230
Total Assets	$369,448	$413,631	$244,449

Liabilities:
Overdraft due to custodian bank	-	1,967	-
Due to Adviser, net	137	152	72
Miscellaneous fees	-	(99)	-
Total Liabilities	137	2,020	72

Net Assets	$369,311	$411,611	$244,377

Composition of Net Assets:
Paid-in capital	$375,830	$375,393	$250,192
Total distributable earnings (loss)	(6,519)	36,218	(5,815)
Net Assets	$369,311	$411,611	$244,377

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	15,000	15,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$24.62	$27.44	$24.44

*	As of June 30, 2026, the International Dividend Builder ETF and the US Dividend Builder ETF held no portfolio investments. The Funds' sole asset consisted of cash pending distribution in connection with the Funds' liquidation.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2026 (Unaudited)

	Smart Transportation &	Sustainable Energy
	Technology ETF	ETF
Assets:
Investments in securities, at cost*	$7,133,687	$-
Investments in securities, at value*	$9,542,479	$-
Cash	139,400	4,576,228
Foreign currency, at value (Cost of $0 and $71, respectively)	-	69
Receivables:
Dividends receivable	16,609	3,907
Tax reclaim	38,897	-
Due from Adviser, net	-	29,156
Total Assets	$9,737,385	$4,609,360

Liabilities:
Due to Adviser, net	4,511	-
Accrued administration fees	-	14,436
Audit fees	6,918	3,500
CCO fees	2,300	1,075
Custody fees	-	5,474
Fund Accounting fees	-	4,345
Legal fees	4,200	9,215
Miscellaneous fees	-	197
Printing fees	-	11,171
Transfer Agent fees	-	3,985
Trustee fees	2,038	600
Total Liabilities	19,967	53,998

Net Assets	$9,717,418	$4,555,362

Composition of Net Assets:
Paid-in capital	$7,213,357	$4,698,990
Total distributable earnings (loss)	2,504,061	(143,628)
Net Assets	$9,717,418	$4,555,362

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	150,002	130,000

Net Asset Value, Offering and Redemption Price Per Share	$64.78	$35.04

*	As of June 30, 2026, the Sustainable Energy ETF held no portfolio investments. The Fund's sole asset consisted of cash pending distribution in connection with the Fund's liquidation.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Investment Income:
Dividends*	$1,043,219	$610,520
Total income	1,043,219	610,520

Expenses:
Advisory fees	171,791	89,622
Transfer agent fees and expenses	3,006	6,859
Fund accounting fee and expenses	11,125	10,435
Administration fees	7,677	7,698
Custody fees and expenses	29,640	11,433
Audit fees	6,911	6,911
Legal fees	14,032	13,060
Listing fees	5,083	5,082
Printing	7,427	8,621
Trustees' fees and expenses	6,722	5,955
Insurance	823	1,713
CCO fees and expenses	4,789	5,690
Deferred foreign tax expense	728	-
Miscellaneous	2,772	2,202
Interest expense	246	-
Total expenses	272,772	175,281
Less: fees waived and expenses absorbed	(92,551)	(78,586)
Net expenses	180,221	96,695
Net investment income	862,998	513,825

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

Net realized gain (loss) on:
Investments	1,427,295	753,157
Investments in-kind	263,425	2,083,142
Foreign Currency	(4,180)	(1,330)
	1,686,540	2,834,969
Net change in unrealized appreciation (depreciation) on:
Investments	(364,841)	(779,524)
Deferred foreign taxes	88	-
Foreign Currency	(501)	(3,340)
	(365,254)	(782,864)
Net realized and unrealized gain on investments and foreign currency	1,321,286	2,052,105

Net Increase in Net Assets from Operations	$2,184,284	$2,565,930

*	Net of foreign taxes withheld of $99,890 and $28,638, respectively.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	International Dividend Builder ETF	Real Assets Income ETF	US Dividend Builder ETF
Investment Income:
Dividends*	$5,511	$8,136	$3,435
Total income	5,511	8,136	3,435

Expenses:
Advisory fees	914	1,011	488
Interest expense	19	9	-
Total expenses	933	1,020	488
Less: advisory fees waived	(93)	(100)	(62)
Net expenses	840	920	426
Net Investment Income	4,671	7,216	3,009

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	(8,457)	3,804	(7,484)
Foreign Currency	(363)	(8)	-
	(8,820)	3,796	(7,484)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,181)	27,407	2,428
Foreign Currency	13	(53)	1
	(1,168)	27,354	2,429
Net realized and unrealized gain (loss) on investments and foreign currency	(9,988)	31,150	(5,055)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,317)	$38,366	$(2,046)

*	Net of foreign taxes withheld of $1,329, $857 and $69, respectively.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	Smart Transportation & Technology ETF	Sustainable Energy ETF
Investment Income:
Dividends*	$96,355	$32,675
Total income	96,355	32,675
Expenses:
Advisory fees	30,624	17,104
Transfer agent fees and expenses	-	7,182
Fund accounting fee and expenses	-	8,380
Administration fees	-	14,841
Custody fees and expenses	-	8,602
Audit fees	6,918	3,500
Legal fees	2,708	10,194
Listing fees	-	10,124
Printing	-	11,006
Trustees' fees and expenses	3,857	2,082
Insurance	-	224
CCO fees and expenses	2,268	2,072
Miscellaneous	-	825
Total expenses	46,375	96,136
Less: fees waived and expenses absorbed	(15,750)	(79,033)
Net expenses	30,625	17,103
Net Investment Income	65,730	15,572

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	-	764,574
Foreign Currency	167	(1,654)
	167	762,920
Net change in unrealized appreciation (depreciation) on:
Investments	1,623,769	(266,575)
Foreign Currency	(1,157)	(314)
	1,622,612	(266,889)
Net realized and unrealized gain (loss) on investments and foreign currency	1,622,779	496,031
Net Increase in Net Assets Resulting from Operations	$1,688,509	$511,603

*	Net of foreign taxes withheld of $13,364 and $8,529, respectively.

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Asia Pacific Dividend Builder ETF		Dividend Builder ETF
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$862,998	$454,037	$513,825	$703,479
Net realized gain (loss) on:
Investments	1,427,295	40,860	753,157	405,943
Investments in-kind	263,425	17,233	2,083,142	517,626
Foreign Currency	(4,180)	(1,174)	(1,330)	8,495

Net change in unrealized appreciation (depreciation) on:
Investments	(364,841)	1,822,065	(779,524)	2,787,102
Deferred foreign taxes	88	(8,451)	-	-
Foreign Currency	(501)	501	(3,340)	12,331
Net Increase (Decrease) in Net Assets Resulting from Operations	2,184,284	2,325,071	2,565,930	4,434,976

Distributions to shareholders:
Dividends and distributions	(790,368)	(495,548)	(408,467)	(1,080,828)
Total distribution to shareholders	(790,368)	(495,548)	(408,467)	(1,080,828)

Capital Transactions:
Proceeds from shares sold	23,902,723	22,654,993	-	-
Transaction fees	29,370	10,484	-	-
Cost of shares redeemed	(958,765)	-	(4,951,212)	(1,189,612)
Net change in Net Assets from capital transactions	22,973,328	22,665,477	(4,951,212)	(1,189,612)

Total Increase (Decrease) in Net Assets	24,367,244	24,495,000	(2,793,749)	2,164,536

Net Assets:
Beginning of period	29,188,699	4,693,699	41,259,569	39,095,033
End of period	$53,555,943	$29,188,699	$38,465,820	$41,259,569

Capital Share Activity:
Shares sold	1,325,000	1,300,000	-	-
Shares redeemed	(50,000)	-	(160,000)	(40,000)
Net Increase (Decrease) in Share Transactions	1,275,000	1,300,000	(160,000)	(40,000)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	International Dividend Builder ETF
	Six Months Ended June 30, 2026†	For the Period December 19, 2025* through December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$4,671	$14
Net realized gain on:
Investments	(8,457)	-
Foreign Currency	(363)	3
Net change in unrealized appreciation (depreciation) on:
Investments	(1,181)	1,181
Foreign Currency	13	-
Net Increase in Net Assets Resulting from Operations	(5,317)	1,198

Distributions to shareholders:
Dividends and distributions	(2,400)	-
Total distributions to shareholders	(2,400)	-

Capital Transactions:
Proceeds from shares sold	-	375,205
Transaction fees	-	625
Net change in Net Assets from Capital Transactions	-	375,830

Total Increase in Net Assets	(7,717)	377,028

Net Assets:
Beginning of period	377,028	-
End of period	$369,311	$377,028

Capital Share Activity:
Shares sold	-	15,000
Net Increase in Share Transactions	-	15,000

*	Commencement of operations.
†	Unaudited

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Real Assets Income ETF
	Six Months Ended June 30, 2026†	For the Period December 19, 2025* through December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$7,216	$116
Net realized gain on:
Investments	3,804	-
Foreign Currency	(8)	2
Net change in unrealized appreciation (depreciation) on:
Investments	27,407	4,184
Foreign Currency	(53)	-
Net Increase in Net Assets Resulting from Operations	38,366	4,302

Distributions to shareholders:
Dividends and distributions	(6,450)	-
Total distributions to shareholders	(6,450)	-

Capital Transactions:
Proceeds from shares sold	-	374,793
Transaction fees	-	600
Net change in Net Assets from Capital Transactions	-	375,393

Total Increase in Net Assets	31,916	379,695

Net Assets:
Beginning of period	379,695	-
End of period	$411,611	$379,695

Capital Share Activity:
Shares sold	-	15,000
Net Increase in Share Transactions	-	15,000

*	Commencement of operations.
†	Unaudited

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENT OF CHANGES IN NET ASSETS

	US Dividend Builder ETF
	Six Months Ended June 30, 2026†	For the Period December 19, 2025* through December 31, 2025
DECREASE IN NET ASSETS FROM:
Operations:
Net Investment income	$3,009	$159
Net realized gain (loss) on:
Investments	(7,484)	-
Net change in unrealized depreciation on:
Investments	2,428	(2,428)
Net Decrease in Net Assets Resulting from Operations	(2,046)	(2,269)

Distributions to shareholders:
Dividends and distributions	(1,500)	-
Total distributions to shareholders	(1,500)	-

Capital Transactions:
Proceeds from shares sold	-	250,192
Net change in Net Assets from Capital Transactions	-	250,192

Total Decrease in Net Assets	(3,546)	247,923

Net Assets:
Beginning of period	247,923	-
End of period	$244,377	$247,923

Capital Share Activity:
Shares sold	-	10,000
Net Increase in Share Transactions	-	10,000

*	Commencement of operations.
†	Unaudited

The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Smart Transportation & Technology ETF
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$65,730	$85,960
Net realized gain (loss) on:
Investments	-	228,217
Investments in-kind	-	242,489
Foreign Currency	167	(759)
Net change in unrealized appreciation (depreciation) on:
Investments	1,623,769	1,306,957
Foreign Currency	(1,157)	3,684
Net Increase in Net Assets Resulting from Operations	1,688,509	1,866,548

Distributions to shareholders:
Dividends and distributions	-	(84,406)
Total distribution to shareholders	-	(84,406)

Capital Transactions:
Transaction fees	-	484
Cost of shares redeemed	-	(2,235,222)
Net change in Net Assets from Capital Transactions	-	(2,234,738)

Total Decrease in Net Assets	1,688,509	(452,596)

Net Assets:
Beginning of period	8,028,909	8,481,505
End of period	$9,717,418	$8,028,909

Capital Share Activity:
Shares redeemed	-	(50,000)
Net Decrease in Share Transactions	-	(50,000)

†	Unaudited

`The accompanying notes are an integral part of these financial statements.

Guinness Atkinson ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Sustainable Energy ETF
	Six Months Ended June 30, 2026†	Year Ended December 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$15,572	$28,058
Net realized gain (loss) on:
Investments	764,574	(616,319)
Investments in-kind	-	132,959
Foreign Currency	(1,654)	(386)
Net change in unrealized appreciation (depreciation) on:
Investments	(266,575)	1,342,331
Foreign Currency	(314)	523
Net Increase/(Decrease) in Net Assets Resulting from Operations	511,603	887,166

Distributions to shareholders:
Dividends and distributions	-	(27,001)
Total distributions to shareholders	-	(27,001)

Capital Transactions:
Transaction fees	-	63
Cost of shares redeemed	-	(777,901)
Net change in Net Assets from Capital Transactions	-	(777,838)

Total Increase/Decrease in Net Assets	511,603	82,327

Net Assets:
Beginning of period	4,043,759	3,961,432
End of period	$4,555,362	$4,043,759

Capital Share Activity:
Shares redeemed	-	(30,000)
Net Decrease in Share Transactions	-	(30,000)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Asia Pacific Dividend Builder ETF	June 30, 2026†		2025	2024	2023	2022	2021

Net asset value, beginning of period	$18.16		$15.27	$14.06	$13.22	$16.39	$16.92

Investment operations:
Net investment income	0.32		0.51	0.48	0.49	0.51	0.96
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		2.88	1.47	0.99	(3.29)	0.84
Total from investment operations	0.71		3.39	1.95	1.48	(2.78)	1.80

Less distributions to Shareholders:
From Net investment income	(0.29)		(0.48)	(0.44)	(0.60)	(0.39)	(0.89)
From Realized gain	-		(0.02)	(0.30)	(0.04)	-	(1.44)
Total distributions	(0.29)		(0.50)	(0.74)	(0.64)	(0.39)	(2.33)

Redemption fee proceeds	-		-	-	-	-	-

Net asset value, end of period	$18.58		$18.16	$15.27	$14.06	$13.22	$16.39

Total return	3.92	%(1)	22.42%	13.93%	11.51%	(16.92%)	11.27%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$53.6		$29.2	$4.7	$3.3	$3.4	$4.2

Ratio of expenses to average net assets:
Before fee waived	1.18	%(2)	1.95%	4.11%	5.08%	4.94%	3.55%
After fees waived (3)	0.78	%(2)	0.78%	0.78%	0.78%	0.78%	0.86%

Ratio of net investment income (loss) to average net assets:
Before fees waived	3.36	%(2)	2.17%	(0.03%)	(0.80%)	(0.51%)	(0.04%)
After fees waived	3.76	%(2)	3.34%	3.30%	3.50%	3.64%	2.65%

Portfolio turnover rate (4)	9.57	%(1)	18.13%	18.84%	11.56%	7.27%	27.21%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.78%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 1.10%. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Dividend Builder ETF	June 30, 2026†		2025	2024		2023	2022	2021

Net asset value, beginning of period	$31.02		$28.54	$25.84		$23.02	$26.89	$22.77

Investment operations:
Net investment income	0.42		0.52	0.48		0.42	0.49	0.50
Net realized and unrealized gain (loss) on investments and foreign currency	1.77		2.77	2.98		3.21	(2.99)	4.78
Total from investment operations	2.19		3.29	3.46		3.63	(2.50)	5.28

Less distributions to Shareholders:
From Net investment income	(0.33)		(0.53)	(0.46)		(0.46)	(0.44)	(0.48)
From Realized gain	-		(0.28)	(0.30)		(0.35)	(0.93)	(0.68)
Total distributions	(0.33)		(0.81)	(0.76)		(0.81)	(1.37)	(1.16)

Net asset value, end of period	$32.88		$31.02	$28.54		$25.84	$23.02	$26.89

Total return	7.11	%(1)	11.57%	13.35%		15.99%	(9.39%)	23.60%
Ratios/Supplemental Data:
Net assets, end of period (millions)	$38.5		$41.3	$39.1		$30.2	$20.9	$24.5

Ratio of expenses to average net assets:
Before fee waived	0.88	%(2)	0.98%	1.01	%(5)	1.09%	1.22%	1.04%
After fees waived (3)	0.49	%(2)	0.65%	0.66	%(5)	0.65%	0.65%	0.66%

Ratio of net investment income to average net assets:
Before fees waived	2.19	%(2)	1.39%	1.44%		1.35%	1.43%	1.56%
After fees waived	2.58	%(2)	1.72%	1.79%		1.79%	2.00%	1.94%

Portfolio turnover rate (4)	9.59	%(1)	11.69%	10.07%		9.40%	20.66%	18.47%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.45%, prior to February 1, 2026, the limit on operating expenses was 0.65%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 0.68%. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	If tax reclaim service fees had been excluded, expenses would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

International Dividend Builder ETF	For the Six Months Ended June 30, 2026†		For the Period December 19, 2025* to December 31, 2025

Net asset value, beginning of period	$25.14		$25.01

Income from investment operations:
Net investment income	0.31		0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency	(0.67)		0.13
Total from investment operations	(0.36)		0.13

Less distributions:
From Net investment income	(0.16)		-
Total distributions	(0.16)		-

Net asset value, end of period	$24.62		$25.14

Total return	(1.65	%)(1)	0.52%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.4		$0.4

Ratio of expenses to average net assets:
Before fee waived	0.51	%(2)	0.50%
After fees waived (3)	0.46	%(2),(5)	0.45%

Ratio of net investment income (loss) to average net assets:
Before fees waived	2.51	%(2)	0.05%
After fees waived	2.56	%(2)	0.10%

Portfolio turnover rate (4)	12.07	%(1)	0.00%

*	Commencement of operations.
**	Less than $0.005 per share.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.45%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the six months endeed June 30, 2026.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

Real Assets Income ETF	For the Six Months Ended June 30, 2026†		For the Period December 19, 2025* to December 31, 2025
Net asset value, beginning of period	$25.31		$24.99

Income from investment operations:
Net investment income	0.49		0.01
Net realized and unrealized gain (loss) on investments and foreign	2.07		0.31
Total from investment operations	2.56		0.32

Less distributions:
From Net investment income	(0.43)		-
Total distributions	(0.43)		-

Net asset value, end of period	$27.44		$25.31

Total return	10.18	%(1)	1.28%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$0.4		$0.4

Ratio of expenses to average net assets:
Before fee waived	0.50	%(2)	0.50%
After fees waived (3)	0.45	%(2)	0.45%

Ratio of net investment income (loss) to average net assets:
Before fees waived	3.52	%(2)	0.81%
After fees waived	3.57	%(2)	0.86%

Portfolio turnover rate (4)	6.36	%(1)	0.00%

*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.45%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

US Dividend Builder ETF	For the Six Months Ended June 30, 2026†		For the Period December 19, 2025* to December 31, 2025

Net asset value, beginning of period	$24.79		$25.02

Income from investment operations:
Net investment income (loss)	0.32		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.52)		(0.25)
Total from investment operations	(0.20)		(0.23)

Less distributions:
From Net investment income	(0.15)		-
Total distributions	(0.15)		-

Net asset value, end of period	$24.44		$24.79

Total return	(0.77	%)(1)	(0.92%)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.2

Ratio of expenses to average net assets:
Before fee waived	0.40	%(2)	0.40%
After fees waived (3)	0.35	%(2)	0.35%

Ratio of net investment income (loss) to average net assets:
Before fees waived	2.42	%(2)	1.73%
After fees waived	2.47	%(2)	1.78%

Portfolio turnover rate (4)	1.12	%(1)	0.00%

*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.35%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the six months ended		Year Ended December 31,
Smart Transportation & Technology ETF	June 30, 2026†		2025	2024	2023	2022	2021

Net asset value, beginning of period	$53.53		$42.41	$41.86	$34.00	$47.45	$40.74

Income from investment operations:
Net investment income	0.44		0.63	0.59	0.42	0.56	0.44
Net realized and unrealized gain (loss) on investments and foreign currency	10.81		11.05	0.41	8.58	(13.19)	6.53
Total from investment operations	11.25		11.68	1.00	9.00	(12.63)	6.97

Less distributions:
From Net investment income	-		(0.56)	(0.45)	(0.42)	(0.77)	(0.22)
From Realized gain	-		-	-	(0.72)	(0.02)	(0.04)
From Return of Capital	-		-	-	-	(0.03)	-
Total distributions	-		(0.56)	(0.45)	(1.14)	(0.82)	(0.26)

Net asset value, end of period	$64.78		$53.53	$42.41	$41.86	$34.00	$47.45

Total return	21.04	%(1)	27.55%	2.36%	26.69%	(26.77%)	17.12%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$9.7		$8.0	$8.5	$11.5	$10.2	$16.6

Ratio of expenses to average net assets:
Before fee waived	1.03	%(2)	1.21%	1.02%	0.96%	0.92%	0.88%
After fees waived (3)	0.68	%(2)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income (loss) to average net assets:
Before fees waived	1.11	%(2)	0.59%	0.75%	0.54%	1.06%	0.87%
After fees waived	1.46	%(2)	1.12%	1.09%	0.82%	1.30%	1.07%

Portfolio turnover rate (4)	0.00	%(1)	8.11%	7.68%	24.25%	4.84%	12.20%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.68%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	For the six months ended June		Year Ended December 31,
Sustainable Energy ETF	30, 2026†		2025	2024	2023	2022	2021

Net asset value, beginning of period	$31.11		$24.76	$28.16	$28.56	$32.93	$30.16

Income from investment operations:
Net investment income (loss)	0.12		0.22	0.19	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.81		6.34	(3.36)	(0.40)	(4.10)	3.56
Total from investment operations	3.93		6.56	(3.17)	(0.28)	(4.00)	3.64

Less distributions:
From Net investment income	-		(0.21)	(0.19)	(0.11)	(0.08)	(0.09)
From Realized gain	-		-	(0.04)	-	(0.29)	(0.78)
From Return of Capital	-		-	-	(0.01)	-	-
Total distributions	-		(0.21)	(0.23)	(0.12)	(0.37)	(0.87)

Net asset value, end of period	$35.04		$31.11	$24.76	$28.16	$28.56	$32.93

Total return	12.67	%(1)	26.47%	(11.31%)	(0.95%)	(12.23%)	12.11%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.6		$4.0	$4.0	$5.1	$5.1	$5.9

Ratio of expenses to average net assets:
Before fee waived	4.44	%(2)	3.81%	3.12%	3.18%	3.29%	2.84%
After fees waived (3)	0.79	%(2)	0.79%	0.79%	0.79%	0.79%	0.79%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(2.93	%)(2)	(2.31%)	(1.71%)	(2.05%)	(2.17%)	(1.76%)
After fees waived	0.72	%(2)	0.71%	0.62%	0.34%	0.33%	0.29%

Portfolio turnover rate (4)	8.55	%(1)	18.33%	21.40%	11.73%	19.02%	24.21%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.79%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust comprises of twelve separate series portfolios, each of which has unique investment objectives and strategies. This report covers seven series, which are operated as exchange-traded funds (“ETFs”): Guinness Atkinson Asia Pacific Dividend Builder ETF (“Asia Pacific Dividend Builder ETF”), Guinness Atkinson Dividend Builder ETF (“Dividend Builder ETF”), Guinness Atkinson International Dividend Builder ETF (“International Dividend Builder ETF”), Guinness Atkinson Real Assets Income ETF (“Real Assets Income ETF”), Guinness Atkinson US Dividend Builder ETF (“US Dividend Builder ETF”), Guinness Atkinson Smart Transportation & Technology ETF (“Smart Transportation & Technology ETF”), and Guinness Atkinson Sustainable Energy ETF (“Sustainable Energy ETF”) (individually each a “Fund” or collectively the “Funds”). Each Fund is a diversified fund. The investment objective of the Asia Pacific Dividend Builder ETF is to provide investors with dividend income and long-term capital growth. The investment objective of the Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth at rate that exceeds inflation. The investment objective of the International Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth. The investment objective of Real Assets Income ETF is to seek a moderately high level of current income, consistent dividend growth, and capital appreciation. The investment objective of US Dividend Builder ETF is to seek a moderate level of current income. The investment objective of the Smart Transportation & Technology ETF is long term capital appreciation from investments involved in the manufacture, development, distribution, and servicing of autonomous or electric vehicles. The investment objective of the Sustainable Energy ETF is long term capital appreciation by investing in equity securities of companies that provide or support alternative or renewable sources of energy. Smart Transportation & Technology ETF commenced operations on November 14, 2019. The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF commenced operations on March 27, 2021. The Real Assets Income ETF commenced on December 19, 2025. Sustainable Energy ETF, International Dividend Builder ETF, and US Dividend Builder ETF (the “Liquidated Funds”) liquidated on June 30, 2026, pursuant to a Plan of Liquidation. All interest in, and assets of, the liquidated funds have been redeemed and distributed to the shareholders.

The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF became a series of the Trust as of March 27, 2021 following the tax-free reorganization of the Guinness Atkinson Asia Pacific Dividend Fund and the Guinness Atkinson Dividend Builder Fund (each a “Predecessor Mutual Fund” and collectively the “Predecessor Mutual Funds”). The Agreement and Plan of Reorganization was approved by the Board of the Trust on May 14, 2020. As a result of the reorganization, the Funds assumed the performance and accounting history of the Predecessor Mutual Funds. Financial information included for the dates prior to the reorganization is that of the Predecessor Mutual Funds.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 - Significant Accounting Policies

The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Securities Valuations. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. Short term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method.

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Trust in proportion to their respective assets or another appropriate method.

Use of Estimates. The preparation of financial statements in conformity with U.S. accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial tax reporting. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS (Continued)

The permanent differences primarily relate to redemptions in-kind. For the period ended June 30, 2026, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In Capital
Asia Pacific Dividend Builder ETF	(263,425)	263,425
Dividend Builder ETF	(2,083,142)	2,083,142
International Dividend Builder ETF	-	-
Real Assets Income ETF	-	-
US Dividend Builder ETF	-	-
Smart Transportation & Technology ETF	-	-
Sustainable Energy ETF	-	-

Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized gains to its shareholders. Therefore, no federal income tax or excise provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax period/year ended December 31, 2022-2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on application foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Valuation of Investments

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the market value of the Funds’ investments as of June 30, 2026, based on the inputs used to value them:

Asia Pacific Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$52,184,024	$-	$15,982	$52,200,006
Total	$52,184,024	$-	$15,982	$52,200,006

Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$37,718,905	$-	$-	$37,718,905
Total	$37,718,905	$-	$-	$37,718,905

Real Assets Income ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$408,925	$-	$-	$408,925
Total	$408,925	$-	$-	$408,925

Smart Transportation & Technology ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$9,433,868	$-	$-	$9,433,868
Preferred Stocks	108,611	$-	$-	108,611
Total	$9,542,479	$-	$-	$9,542,479

*	Please refer to the Schedule of Investments for Industry break out.

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asia Pacific Dividend Builder ETF
Common Stocks
Balance as of December 31, 2024	$-
Transfers into Level 3	228,239
Transfers out of Level 3	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(212,257)
Included in other comprehensive income	-
Net purchases	-
Net sales	-
Balance as of June 30, 2026	$15,982

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(212,257)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Fund	Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Asia Pacific Dividend Builder ETF	Common Stocks	$15,982	Market Approach	Liquidity Discount	97%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 4 – Capital Share Transactions

Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 Shares for the Smart Transportation & Technology ETF and the Asia Pacific Dividend Builder ETF, 20,000 Shares for Dividend Builder ETF, 15,000 Shares for the Real Assets Income ETF and the International Dividend Builder ETF, and 10,000 Shares for the Sustainable Energy ETF and the US Dividend Builder ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the ETFs. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the NAV per unit of the ETFs on the transaction date. Both purchases and redemptions of Creation Units are subject to a Transaction Fee.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 5 - Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2026, were as follows:

	Purchases	Sales
Asia Pacific Dividend Builder ETF	14,967,579	4,203,505
Dividend Builder ETF	3,803,864	4,229,655
International Dividend Builder ETF	12,293	379,045
Real Assets Income ETF	27,516	25,671
US Dividend Builder ETF	2,338	241,812
Smart Transportation & Technology ETF	-	-
Sustainable Energy ETF	315,439	4,762,835

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended June 30, 2026, were as follows:

	In-kind Purchases	In-kind Sales	Gain/(Loss)
Asia Pacific Dividend Builder ETF	11,745,010	628,329	263,425
Dividend Builder ETF	-	4,880,433	2,083,142
International Dividend Builder ETF	(1)	-	-
Real Assets Income ETF	-	-	-
US Dividend Builder ETF	-	-	-
Smart Transportation & Technology ETF	-	-	-
Sustainable Energy ETF	-	-	-

Note 6 – Principal Risks

The ETFs are subject to the risks common to all ETFs that invest in equity securities and foreign securities. Investing in the ETFs may be riskier than investing in an ETF that invests only in U.S. securities due to the increased volatility of foreign markets.

Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies.

Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment.

Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies.

Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition.

Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Industry Risk. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

NOTES TO FINANCIAL STATEMENTS (Continued)

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. The pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Funds’ portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Real Estate-Related Securities Risk. The Fund’s investments in real-estate related companies, including REITs (real estate investment trusts), as well as companies that own, hold, develop, manage or operate real estate assets may expose investors indirectly to the risks associated with owning real estate directly, as well as the risks of operating real estate management companies. Real estate assets can be affected by changes in property values, government actions (including levels of tax or other local regulations), zoning designations, usage limitations, environmental conditions, limitations on rental income increases or evictions, casualty events (including natural disasters) and eminent domain. Real estate investments are sensitive to local, state and federal changes and can be cyclical, including during periods of overdevelopment. REITs may be subject to additional risks including risks relating to financing or leverage to acquire real-estate related assets, financial market and leverage exposures, and potential defaults. REITs may fail to continue to qualify for favorable tax or regulatory treatment, based on changes in underlying assets.

Infrastructure Risk. The Fund’s investments in companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high or variable interest costs in connection with capital spending or construction programs (including government-backed programs), higher than average degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on or in support of infrastructure projects, and other factors. These companies may also be more sensitive to global or local changes in inflation, tariffs, supply chain constrictions, business disruptions, and changes in commodity or energy prices. Transportation costs associated with infrastructure projects may be affected by supply and demand for specific products or services, tax policy or tariffs, government regulation, world events and global or local economic conditions.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fee
Asia Pacific Dividend Builder ETF	0.75%
Dividend Builder ETF	0.45%
International Dividend Builder ETF	0.50%
Real Assets Income ETF	0.50%
US Dividend Builder ETF	0.40%
Smart Transportation & Technology ETF	0.68%
Sustainable Energy ETF	0.79%

The Adviser has agreed to pay all ordinary operating expenses of the International Dividend Builder ETF, Real Assets Income ETF, and US Dividend Builder ETF (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions, and extraordinary expenses). Pursuant to a fee waiver agreement, the Adviser has agreed to waive 0.05% of its management fee through June 30, 2027.

Pursuant to the investment advisory agreement between Smart Transportation & Technology ETF and the Adviser, the Fund pays the Adviser an annual advisory fee rate of 0.68% of its average daily net assets and the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. The Smart Transportation & Technology ETF is responsible for other expenses not assumed by the Adviser, including brokerage expenses in connection with portfolio transactions or creation/redemption transactions, legal fees, compensation and expenses of the Board of Trustees, compensation and expenses of the Trust’s CCO, extraordinary expenses, distribution fees and expenses, interest, taxes, in addition to the advisory fee.

The Adviser has contractually agreed to limit each Fund’s total operating expenses by reducing all or a portion of its fees and reimburse the Funds for expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N-1A), fees and expenses related to services for reclamation or collection of foreign taxes withheld, dividends on short positions, brokerage expenses, and extraordinary expenses) so that its ratio of expenses to average daily net assets will not exceed the following levels:

NOTES TO FINANCIAL STATEMENTS (Continued)

	Annual Expense Limitation	Expiration Date
Asia Pacific Dividend Builder ETF	0.78%	June 30, 2029
Dividend Builder ETF	0.45%	June 30, 2029
Smart Transportation & Technology ETF	0.68%	June 30, 2029
Sustainable Energy ETF	0.79%	June 30, 2029

Effective February 1, 2026, the Adviser has agreed to reduce the limit on the total annual fund operating expenses of the Guinness Atkinson Dividend Builder ETF from 0.65% to 0.45% of the average daily net assets of the Fund.

Penserra Capital Management, LLC (“Penserra”) serves as sub-adviser to the Smart Transportation & Technology ETF and Sustainable Energy ETF. Penserra is compensated by the Adviser and does not receive payments from the Funds.

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) serves as the Funds’ principal underwriter and distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in ETF Shares.

Mutual Fund Administration, LLC (the “Administrator”) serves as the Funds’ administrator under an administration agreement.

Brown Brothers Harriman & Co. (the “Custodian”, “Transfer Agent” and “Fund Accounting agent”) serves as the Funds’ custodian, transfer agent and fund accounting agent.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds’. The fees paid for CCO services for the period ended June 30, 2026, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2026, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 8 – Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Funds to pay Rule 12b-1 fees not to exceed 0.10% per year of each Fund’s average daily net assets. The Board of Trustees has not authorized the Funds to make payments under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 9 – Tax Matters

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF	Real Assets Income ETF	Smart Transportation & Technology ETF
Tax cost of investments	$49,967,633	$26,749,888	$377,334	$7,133,687
Gross tax unrealized appreciation	7,003,705	12,245,581	36,599	3,685,577
Gross tax unrealized depreciation	(4,771,332)	(1,276,564)	(5,006)	(1,276,785)
Net tax unrealized appreciation (depreciation)*	2,232,373	10,969,017	31,593	2,408,792

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primary to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2025, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Asia Pacific Dividend Builder ETF	Dividend Builder ETF	International Dividend Builder ETF	Real Assets Income ETF
No Expiration Long-term	-	-	-	-
No Expiration Short-term	-	-	-	-
Total	-	-	-	-

Capital losses expiring in:	US Dividend Builder ETF	Smart Transportation & Technology ETF	Sustainable Energy ETF
No Expiration Long-term	-	-	$871,193
No Expiration Short-term	-	-	-
Total	-	-	$871,193

For the year ended December 31, 2025, the Smart Transportation & Technology ETF, utilized capital losses carryforwards of $185,102.

The character of distributions (other than return of capital distributions) paid by the Funds during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Asia Pacific Dividend Builder ETF	$491,419	$4,129	$130,726	79,991
Dividend Builder ETF	$706,063	374,765	589,550	374,401
International Dividend Builder ETF	-	-	-	-
Real Assets Income ETF	-	-	-	-
US Dividend Builder ETF	-	-	-	-
Smart Transportation & Technology ETF	84,406	-	81,132	9,169
Sustainable Energy ETF*	27,001	-	30,782	5,618

Note 10 – New Accounting Pronouncements and Regulatory Updates

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosure (ASU 2023-09), which enhances income tax disclosures, including taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Adoption of the new standard does not have material impact on the financial statements.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

This report is intended for the ETF’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the ETF’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the ETF carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, e-mail request to info@gafunds.com, by calling 866-307-5990 (toll free in the United States), visiting the ETF’s website, www.gafunds.com, or by calling or writing a broker-dealer or other financial intermediary. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 866-307-5990, or by visiting www.gafunds.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT are available on the Commission’s website at www.sec.gov. In addition, the ETF’s full portfolio holdings are updated daily and available on the ETF’s website at www.SmartETFs.com.

Foreside Fund Services, LLC, distributor.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of and Continuance of the Trust’s Investment Advisory Agreement

At a Board Meeting held on May 15, 2026, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Alternative Energy Fund, the Asia Focus Fund, the China & Hong Kong Fund, the Global Energy Fund, and the Global Innovators Fund, and the Adviser.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Agreement and their obligation to obtain and review information relevant and necessary to their consideration of the Agreement. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Agreement, the Independent Trustees received a separate report from the Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser; any fall-out benefits accruing to the Adviser; and information on the Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the Agreement with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Board discussed the fees payable by each Fund under the Agreement and the services provided by the Adviser to each Fund, and the Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year information regarding the Funds’ performance, including information about the Funds’ performance in comparison to peers and benchmarks, and analyses by the Adviser of the Funds’ performance. The Trustees also considered information about the nature, extent and quality of the services provided by the Adviser, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which the Funds invest. The Trustees also considered information gained from their experience as Trustees of the Funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to the Funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to reduce Fund expenses or improve services to the Funds, including the addition of research analysts and other operational personnel to support the Funds’ portfolio management and operations. The Trustees considered the impact of current market conditions on each Fund and the Fund complex. The Trustees also considered the general market performance in the prior year across market sectors and specifically in respect of each Fund’s specific sector or region focus, including the particular challenges or strengths of the markets in responding to global market events during the period.

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of Funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2026, and expense information as of March 31, 2026. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance and factors contributing to expenses. The Trustees also considered the Funds’ long-term performance records and the Adviser’s continued efforts to improve the Funds’ performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

Alternative Energy Fund

The Fund’s annual advisory fee (gross of waivers) was the same as the median advisory fees charged to comparable mutual funds in the Morningstar “Global Small/Mid Stock” category and annual total expenses paid by the Fund (net of fee waivers) were the same as peer group median. With respect to the performance results, the Meeting Materials indicated that the Fund’s annualized total returns for the one-year period were the same as the peer group median return and above the MSCI World NR Index return, the Fund’s benchmark index. The Fund’s annualized total returns for the three-, five- and ten-year period were below the peer group median returns and the MSCI World NR Index returns.

Asia Focus Fund

The Fund’s annual advisory fee (gross of waivers) was above the advisory fees charged to comparable mutual funds in the Morningstar “Pacific/Asia Ex-Japan Stock” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Meeting Materials indicated that the Fund’s annualized total returns for the one-, five- and ten-year periods was below the peer group median returns and the MSCI AC Far East ex Japan Index returns, the Fund’s benchmark index. The Fund’s annualized total return for the three-year period was above the peer group median return but below the MSCI AC Far East ex Japan Index return.

China & Hong Kong Fund

The Fund’s annual advisory fee (gross of waivers) was above the advisory fees charged to comparable mutual funds in the Morningstar “China Region” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were below the peer group median returns and the MSCI China Index returns, its benchmark index.

Global Energy Fund

The Fund’s annual advisory fee (gross of waivers) was the slightly above the median advisory fee charged to comparable mutual funds in the Morningstar “Equity Energy” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-year period was above the peer group median return and the return of the MSCI World Energy Index return, its benchmark index. The Fund’s annualized total returns for the three-, five-, and ten-year periods were below the peer group median returns and the MSCI World Energy Index returns.

Global Innovators Fund

The Fund’s annual advisory fee (gross of waivers) was below the median advisory fee charged to comparable mutual funds in the Morningstar “Global Large Growth” category, and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was above the peer group return but below the MSCI World NR Index return, its benchmark index. The Fund’s annualized total returns for the three-, and ten-year periods were above the peer group returns and the MSCI World NR Index returns. The Fund’s annualized total return for the five-year period was above the peer group return but below the MSCI World NR Index return.

With respect to each Fund, the Trustees discussed the fee and performance variations, as well as the Adviser’s explanations of contributing factors, and observed that the Adviser agreed to limit the Fund’s expense ratio through June 30, 2029, at a level at which it can maintain the viability of the Fund and provide stability to the Fund’s expenses during that period. With respect to the Global Innovators Fund only, the Board also considered the Adviser’s proposal to reduce the investment advisory fee to 65 basis points on or about June 30, 2026.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for the Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovators Fund. The Trustees also considered the Adviser’s efforts to lower the overall expenses for the Funds that have produced meaningful savings. The Board concluded that the profitability of each Fund to the Adviser, when positive, was reasonable.

Economies of Scale

The Board considered the size of each Fund and the Adviser’s willingness to use expense limitation agreements to reduce total annual fund operating expenses as evidence that the Adviser is sharing economies of scale before investment advisory fees are earned by the Adviser, for the benefit of shareholders. The Board also considered the Adviser’s willingness to institute breakpoints in the advisory fees as individual Funds reach higher asset levels. With respect to the Global Innovators Fund only, the Board also considered the Adviser’s investment in obtaining exemptive relief to permit the Fund to add a new ETF share class, which could potentially increase that Fund’s net assets.

After considering the factors described above, the Board and the Independent Trustees separately determined that based on the information they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Adviser to the Funds were satisfactory; the overall fee arrangement between the Trust, on behalf of each Fund, and the Adviser was fair and reasonable in light of the nature and quality of the services the Adviser provides to the Funds; and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement through May 31, 2027.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a board meeting held on May 15, 2026, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser and, with respect to the Smart Transportation & Technology ETF and the Sustainable Energy ETF only, the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment. In determining whether to approve the continuation of the Fund Advisory Agreements with respect to the Sustainable Energy ETF, the Board gave weight and recognition to the fact that the Adviser recommended the liquidation of the Sustainable Energy ETF pursuant to a plan of liquidation which was also approved by the Board on May 15, 2026.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser and the compensation to be received by the Sub-Adviser from the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser and the Sub-Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Trustees considered information about the nature, extent and quality of the services provided by the Adviser to the Funds as well as to other series of the Trust, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which each Fund is expected to invest. The Trustees also considered the operational and structural differences between mutual funds and ETFs generally. The Trustees also considered information gained from their experience as Trustees of the Guinness Atkinson traditional open-end mutual funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to those funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Funds. The Trustees also considered the general market performance in the prior year across market sectors and specifically in respect of each Fund’s specific sector or region focus, including the particular challenges or strengths of the markets in responding to global market events during the period. With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser’s specialized role in sub-advising third party exchange-traded funds and acting as a passive manager in that capacity. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor and market expectations concerning appropriate and competitive levels of total expense ratios for ETFs, as well as investor preferences for intraday liquidity offered by ETFs and the expansion of distribution channels for ETFs.

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2026, and expense information as of March 31, 2026. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

Smart Transportation ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs in the peer group (all of which within the Global Large Growth category as classified by Morningstar and all of which are passively managed funds), and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-, three- and five-year periods were above the peer group median. The Fund’s annualized total returns for the one-year period were above the return of the MSCI World Index Net Return, its benchmark index. The Fund’s annualized total return for the three- and five-year periods were below the benchmark index.

Asia Pacific Dividend Builder ETF

The Fund’s annual advisory fee (gross of waivers) was above the median advisory fee charged to comparable ETFs classified in the Morningstar “Pacific/Aisa ex-Japan Stock” category, and annual total expenses paid by the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one- and three-year periods were below the peer group median returns and the returns of the MSCI AC Pacific ex Japan Index Net Total Return, its benchmark index. The Fund’s annualized total return for the five-year period was below the peer group median return but above the MSCI AC Pacific ex Japan Index Net Total Return index return. The Fund’s annualized total returns for the ten-year period were above the peer group median returns and the MSCI AC Pacific ex Japan Index Net Total Return index return.

Dividend Builder ETF

The Fund’s annual advisory fee (gross of waivers) was below the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “Global Large-Stock” and fund names containing the word “Dividend” and the annual total expenses paid by the Fund (net of fee waivers) were below above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-, three-, and five-year periods were below the peer group median returns and the MSCI World Index Net Return Index returns, its benchmark index. The Fund’s annualized total returns for the ten-year period were above the peer group median return but below the MSCI World Index Net Return Index returns.

Sustainable Energy ETF

The Fund’s annual advisory fee (gross of waivers) was above the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “Energy” or “Clean”, and the annual total expenses for the Fund (net of fee waivers) were above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one-year period were below the peer group median return but above the returns of the MSCI World Index Net Return, its benchmark index. For the three-year period, the Fund’s annualized total returns were the same as the peer group median return but below the MSCI World Index Net Return index return. For the five-year period, the Fund’s annualized total returns were above the peer group median return but below the MSCI World Index Net Return index return.

With respect to each Fund, the Trustees observed that the Adviser agreed to limit the Fund’s expense ratios through June 30, 2029, at a level at which it can maintain the viability of the Fund and provide stability to the Fund’s expenses during that period.

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Adviser with respect to the Smart Transportation & Technology ETF and Sustainable Energy ETF, and noted that the Sub-Adviser serves as sub-adviser to a large number of other exchange-traded funds in a similar capacity to which it serves each Fund. The Trustees considered the types of services provided by the Sub-Adviser with respect to the Smart Transportation & Technology ETF and Sustainable Energy ETF, particularly that that the Sub-Adviser specializes in sub-advising third-party exchange-traded funds and acts as a passive manager in that capacity, and that the Adviser remains solely responsible for security selection for the Funds. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee or its own assets, and that the size of the fee paid to the Sub-Adviser appears reasonable.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for each Fund, and that with respect to the Asia Pacific Dividend Builder ETF and Sustainable Energy ETF, the Adviser’s net advisory fee was zero due to expense reimbursements by the Adviser. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee or its own assets with respect to the Smart Transportation & Technology ETF and Sustainable Energy ETF and considered the relative levels and types of services provided by the Adviser and Sub-Adviser.

Economies of Scale

The Trustees considered whether each Fund would realize any economies of scale. They noted that each Fund’s asset levels were too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grew. The Trustees considered the Adviser’s willingness to use expense limitation agreements to reduce total expenses as evidence that to the extent economies of scale existed for each Fund, the Adviser was willing to share such economies of scale for the benefit of shareholders.

Conclusion

Based on all of the information considered and conclusions reached, the Board, including the Independent Trustees, unanimously determined that the nature, overall quality, and extent of the management and oversight services provided by the Adviser and Sub-Adviser to each applicable Fund was satisfactory; the compensation payable to the Adviser and the Sub-Adviser pursuant to each Fund’s Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of the services the Adviser and Sub-Adviser provides to each applicable Fund; and the continuance of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement and Sub-Advisory Agreement, respectively, through May 31, 2027.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2011.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4)	Not Applicable

(a) (5)	Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2026